BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 8.5%
AGL CLO 11 Ltd.
(a)(b)
Series 2021-11A, Class C, (LIBOR USD 3
Month + 2.05%), 2.17%, 04/15/34 ... USD 1,000 $ 996,361
Series 2021-11A, Class D, (LIBOR USD 3
Month + 3.15%), 3.27%, 04/15/34 ... 1,000 999,988
AGL CLO 12 Ltd., Series 2021-12A, Class C,
(LIBOR USD 3 Month + 1.85%), 1.98%,
07/20/34
(a)(b)
.................... 1,000 981,977
AIG CLO LLC
(a)(b)
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.12%, 04/15/34 ... 3,000 2,988,844
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.12%, 04/15/34 ... 3,000 2,966,395
AIG CLO Ltd.
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.18%, 04/20/32 ... 1,000 999,995
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 04/20/32 ... 2,000 2,003,867
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 3.14%, 07/20/34 ... 500 497,574
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 3.21%, 01/25/35 ... 1,000 1,000,000
AIMCO CLO, Series 2015-AA, Class DR2,
(LIBOR USD 3 Month + 3.05%), 3.17%,
10/17/34
(a)(b)
.................... 1,000 1,000,004
Ajax Mortgage Loan Trust
(b)
Series 2018-G, Class A, 4.38%, 06/25/57
(a)
1,653 1,650,656
Series 2019-E, Class A, 3.00%, 09/25/59
(c)
1,468 1,472,080
Series 2019-E, Class B, 4.88%, 09/25/59
(c)
280 276,866
Series 2019-E, Class C, 0.00%, 09/25/59 604 540,678
AlbaCore EURO CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.96%), 5.96%,
10/18/34
(a)(d)
.................... EUR 1,400 1,571,513
Alinea CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 3.10%), 3.23%,
07/20/31
(a)(b)
.................... USD 1,000 1,000,104
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.28%,
10/21/28
(a)(b)
.................... 1,000 1,000,489
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 1.97%, 10/15/29
(a)(b)
3,000 2,996,256
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (LIBOR USD 3 Month +
2.25%), 2.37%, 04/15/34
(a)(b)
......... 1,000 989,312
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.99%, 01/28/31 ... 1,000 997,768
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.74%, 01/28/31 ... 1,000 987,138
Anchorage Capital CLO Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 3.20%),
3.32%, 10/13/30
(a)(b)
............... 1,000 1,000,105
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 6.45%, 04/15/34
(a)(d)
......... EUR 140 156,426
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)(d)
............... 100 111,460
Apidos CLO XV, Series 2013-15A, Class CRR,
(LIBOR USD 3 Month + 1.85%), 1.98%,
04/20/31
(a)(b)
.................... USD 500 495,767
Apidos CLO XX
(a)(b)
Series 2015-20A, Class BRR, (LIBOR USD
3 Month + 1.95%), 2.07%, 07/16/31 .. 1,000 994,834
Series 2015-20A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.07%, 07/16/31 ... 1,500 1,492,562
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.08%,
04/20/31
(a)(b)
.................... USD 500 $ 498,537
Apidos CLO XXIX, Series 2018-29A, Class
B, (LIBOR USD 3 Month + 1.90%), 2.02%,
07/25/30
(a)(b)
.................... 1,000 993,243
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.53%,
01/20/33
(a)(b)
.................... 500 500,162
Ares XLIX CLO Ltd., Series 2018-49A, Class
D, (LIBOR USD 3 Month + 3.00%), 3.13%,
07/22/30
(a)(b)
.................... 1,000 994,371
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 1.92%, 10/15/30 ... 250 248,150
Series 2015-4A, Class CR, (LIBOR USD 3
Month + 2.65%), 2.77%, 10/15/30 ... 1,000 981,472
Atrium XV, Series 15A, Class D, (LIBOR USD 3
Month + 3.00%), 3.12%, 01/23/31
(a)(b)
... 500 495,612
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(a)(d)
.................... EUR 1,100 1,204,596
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)(d)
.................... 260 282,972
Ballyrock CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 3.15%), 3.31%,
11/20/30
(a)(b)
.................... USD 1,000 997,084
Battalion CLO 17 Ltd.
(a)(b)
Series 2021-17A, Class C, (LIBOR USD 3
Month + 2.10%), 2.23%, 03/09/34 ... 1,000 989,081
Series 2021-17A, Class D, (LIBOR USD 3
Month + 3.25%), 3.38%, 03/09/34 ... 1,000 1,001,938
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (LIBOR USD 3 Month + 3.45%), 3.58%,
10/15/36
(a)(b)
.................... 1,500 1,500,005
Battalion CLO X Ltd.
(a)(b)
Series 2016-10A, Class BR2, (LIBOR USD
3 Month + 2.05%), 2.17%, 01/25/35 .. 2,000 1,971,714
Series 2016-10A, Class CR2, (LIBOR USD
3 Month + 3.45%), 3.57%, 01/25/35 .. 1,000 997,584
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(a)(d)
.................... EUR 1,100 1,234,027
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (LIBOR USD
1 Month + 0.30%), 0.40%, 06/25/47
(a)
... USD 3,300 3,198,348
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.97%,
08/20/35
(a)(d)
.................... EUR 1,400 1,569,327
Birch Grove CLO Ltd., Series 19A, Class CR,
(LIBOR USD 3 Month + 2.20%), 2.40%,
06/15/31
(a)(b)
.................... USD 2,000 1,998,742
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(d)
............... EUR 100 108,081
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.21%, 02/25/34
(a)(d)
............... 1,400 1,575,479
Bridgepoint CLO DAC, Series 3X, Class E,
(EURIBOR 3 Month + 6.24%), 6.24%,
01/15/36
(a)(d)
.................... 1,000 1,118,101
Buttermilk Park CLO Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 3.10%),
3.22%, 10/15/31
(a)(b)
............... USD 2,000 2,000,154

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cabinteely Park CLO DAC, Series 1X, Class
E, (EURIBOR 3 Month + 6.26%), 6.26%,
08/15/34
(a)(d)
.................... EUR 850 $ 958,048
Canyon CLO Ltd.
(a)(b)
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.17%, 07/15/34 ... USD 1,000 996,025
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.27%, 07/15/34 ... 1,000 995,089
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)(d)
.................... EUR 100 110,635
CarVal CLO IV Ltd., Series 2021-1A, Class
D, (LIBOR USD 3 Month + 3.25%), 3.39%,
07/20/34
(a)(b)
.................... USD 4,200 4,196,204
CarVal CLO VC Ltd., Series 2021-2A, Class
D, (LIBOR USD 3 Month + 3.25%), 3.46%,
10/15/34
(a)(b)
.................... 1,000 1,000,000
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)(d)
............... EUR 100 113,867
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A3LR, (LIBOR USD 3
Month + 1.95%), 2.07%, 10/18/30 ... USD 500 496,517
Series 2013-4A, Class CRR, (LIBOR USD 3
Month + 1.90%), 2.03%, 04/27/31 ... 1,000 995,004
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 2.93%, 04/27/31 ... 1,000 989,253
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.63%, 04/23/29 ... 1,000 1,000,211
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 1.97%, 11/16/30 ... 1,500 1,489,162
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.18%, 04/20/32 ... 1,500 1,487,000
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 04/20/32 ... 1,250 1,252,519
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.01%,
01/24/34
(a)(d)
.................... EUR 809 904,529
Cook Park CLO Ltd., Series 2018-1A, Class
C, (LIBOR USD 3 Month + 1.75%), 1.87%,
04/17/30
(a)(b)
.................... USD 1,250 1,237,345
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(a)(d)
............... EUR 475 527,960
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class E, (EURIBOR 3 Month + 6.16%),
6.16%, 12/15/34
(a)(d)
............... 783 878,851
Dryden 33 Senior Loan Fund, Series 2014-33A,
Class DR3, (LIBOR USD 3 Month + 3.65%),
3.77%, 04/15/29
(a)(b)
............... USD 1,300 1,300,395
Dryden 40 Senior Loan Fund, Series 2015-40A,
Class DR, (LIBOR USD 3 Month + 3.10%),
3.26%, 08/15/31
(a)(b)
............... 1,000 999,539
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (LIBOR USD 3 Month + 2.25%),
2.37%, 07/15/30
(a)(b)
............... 2,000 1,999,007
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.87%,
01/16/32
(a)(b)
.................... 1,000 1,000,428
Dryden 72 CLO Ltd., Series 2019-72A, Class
DR, (LIBOR USD 3 Month + 3.00%), 3.16%,
05/15/32
(a)(b)
.................... 1,000 999,984
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 1.97%, 04/15/29
(a)(b)
......... 1,000 999,618
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 2.03%,
01/20/30
(a)(b)
.................... USD 763 $ 756,546
Elmwood CLO IV Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.15%), 3.27%,
04/15/33
(a)(b)
.................... 1,000 997,033
Elmwood CLO IX Ltd., Series 2021-2A, Class
D, (LIBOR USD 3 Month + 2.95%), 3.08%,
07/20/34
(a)(b)
.................... 1,250 1,249,969
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.23%,
10/20/34
(a)(b)
.................... 1,715 1,719,704
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class E, (EURIBOR 3 Month + 6.22%),
5.63%, 10/15/34
(a)(d)
............... EUR 800 892,581
Flatiron CLO 17 Ltd., Series 2017-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 2.06%,
05/15/30
(a)(b)
.................... USD 400 399,819
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.00%, 07/19/34 ... 2,000 1,985,179
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 3.05%, 07/19/34 ... 2,450 2,431,679
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.07%,
07/15/31
(a)(b)
.................... 500 496,668
Galaxy XXII CLO Ltd., Series 2016-22A, Class
CRR, (LIBOR USD 3 Month + 2.15%),
2.27%, 04/16/34
(a)(b)
............... 1,000 1,004,056
Generate CLO 9 Ltd., Series 9A, Class D,
(LIBOR USD 3 Month + 3.35%), 3.49%,
10/20/34
(a)(b)
.................... 1,000 999,951
Gilbert Park CLO Ltd., Series 2017-1A, Class
D, (LIBOR USD 3 Month + 2.95%), 3.07%,
10/15/30
(a)(b)
.................... 1,000 1,000,012
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2021-10A, Class D, (LIBOR USD 3
Month + 3.05%), 3.18%, 07/20/34
(a)(b)
... 1,000 984,024
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class C, (LIBOR USD 3
Month + 1.90%), 2.03%, 04/20/30
(a)(b)
... 1,000 998,923
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.12%, 04/24/31
(a)(b)
... 1,000 1,000,111
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.28%, 10/20/32
(a)(b)
... 1,000 1,000,000
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class C, (LIBOR USD 3 Month +
2.05%), 2.18%, 07/20/34
(a)(b)
......... 1,000 981,394
Greene King Finance plc
(a)
Series B1,  (LIBOR GBP 3 Month + 1.80%),
1.90%, 12/15/34 ............... GBP 100 110,996
Series B2,  (LIBOR GBP 3 Month + 2.08%),
2.18%, 03/15/36
(d)
.............. 100 109,823
Greywolf CLO III Ltd., Series 2020-3RA, Class
CR, (LIBOR USD 3 Month + 3.35%), 3.48%,
04/15/33
(a)(b)
.................... USD 2,000 1,997,075
Greywolf CLO V Ltd.
(a)(b)
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 2.12%, 01/27/31 ... 500 500,271
Series 2015-1A, Class CR, (LIBOR USD 3
Month + 3.00%), 3.12%, 01/27/31 ... 1,700 1,689,986
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.24%, 07/28/31
(a)(b)
............... 1,000 999,012

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.49%, 04/15/33 ... USD 3,000 $ 3,000,131
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.12%, 04/15/33 ... 2,000 2,002,649
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 2.28%,
04/20/34
(a)(b)
.................... 1,750 1,749,752
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
D, (LIBOR USD 3 Month + 3.50%), 3.72%,
01/30/35
(a)(b)
.................... 1,000 1,000,000
Harbor Park CLO 18-1 Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
3.03%, 01/20/31
(a)(b)
............... 1,000 999,990
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)(d)
.................... EUR 330 366,040
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(d)(e)
................... 100 107,645
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(a)(d)
.................... 847 944,413
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)(d)
.................... 100 112,993
Kayne CLO 10 Ltd., Series 2021-10A, Class
D, (LIBOR USD 3 Month + 2.75%), 2.46%,
04/23/34
(a)(b)
.................... USD 1,000 993,158
Kayne CLO 5 Ltd., Series 2019-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.36%,
07/24/32
(a)(b)
.................... 500 500,000
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(a)(b)
..... 1,915 1,918,196
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.72%,
01/15/33
(a)(b)
.................... 1,000 1,000,767
Madison Park Funding X Ltd., Series 2012-10A,
Class CR3, (LIBOR USD 3 Month + 2.10%),
2.23%, 01/20/29
(a)(b)
............... 1,250 1,249,993
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)(d)
.................... EUR 100 112,296
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE6, Class A2, (LIBOR USD 1
Month + 0.14%), 0.24%, 05/25/37
(a)
.... USD 2,740 2,507,955
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class CR2, (LIBOR USD 3 Month +
2.00%), 2.13%, 04/22/29
(a)(b)
......... 1,000 1,000,980
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class DRR, (LIBOR USD 3 Month +
2.95%), 3.07%, 07/15/34
(a)(b)
......... 1,150 1,153,355
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 3.43%, 04/20/34
(a)(b)
......... 1,500 1,505,380
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class CR, (LIBOR USD 3 Month
+ 2.20%), 2.32%, 10/17/30
(a)(b)
........ 1,000 1,000,987
Neuberger Berman CLO XXIII Ltd.
(a)(b)
Series 2016-23A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.27%, 10/17/27 ... 1,500 1,501,502
Series 2016-23A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.02%, 10/17/27 ... 2,000 1,991,043
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class CR, (LIBOR USD 3
Month + 1.95%), 2.08%, 04/20/31
(a)(b)
... 1,000 997,017
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 1.93%, 07/20/31
(a)(b)
... USD 1,000 $ 997,214
Neuberger Berman Loan Advisers CLO 40
Ltd.
(a)(b)
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 1.87%, 04/16/33 ... 1,000 996,442
Series 2021-40A, Class D, (LIBOR USD 3
Month + 2.75%), 2.87%, 04/16/33 ... 1,000 988,033
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)(d)
... EUR 100 108,794
Neuberger Berman Loan Advisers Euro CLO
DAC, Series 2021-2X, Class E, (EURIBOR
3 Month + 6.06%), 6.06%, 04/15/34
(a)(d)
.. 1,223 1,369,217
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)(d)
......... 410 455,586
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(a)(d)
......... 1,100 1,233,405
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)(d)
............... 300 339,398
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.02%, 04/26/31 ... USD 1,000 980,922
Series 2015-10A, Class DR2, (LIBOR USD
3 Month + 2.95%), 3.08%, 01/26/34
(e)
. 1,000 1,000,000
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 1.97%, 04/10/33 ... 2,750 2,738,396
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/20/32 ... 2,500 2,492,409
OCP Euro CLO DAC
(a)(d)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 ... EUR 148 163,985
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 ... 100 110,788
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 ... 673 750,511
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.37%, 10/24/30
(a)(b)
........ USD 1,000 1,000,041
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 3.22%, 01/24/33
(a)(b)
......... 2,000 2,000,670
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (LIBOR USD 3 Month +
1.75%), 1.87%, 07/25/30
(a)(b)
......... 1,000 991,326
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (LIBOR USD 3 Month +
3.35%), 3.46%, 01/20/35
(a)(b)
......... 1,000 991,700
Octagon Investment Partners 41 Ltd., Series
2019-2A, Class DR, (LIBOR USD 3 Month +
3.20%), 3.32%, 10/15/33
(a)(b)
......... 1,250 1,250,000
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.20%),
2.33%, 04/21/34
(a)(b)
............... 1,000 1,002,138
OHA Credit Funding 6 Ltd, Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
3.28%, 07/20/34
(a)(b)
............... 1,250 1,249,985
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.08%, 01/20/32
(a)(b)
............... 500 498,539

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners XII Ltd., Series 2015-12A,
Class CR, (LIBOR USD 3 Month + 1.90%),
2.02%, 07/23/30
(a)(b)
............... USD 1,500 $ 1,496,048
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(c)
.... 950 933,979
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 1.97%, 10/17/31 ... 2,000 1,990,076
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 3.01%, 05/21/34 ... 1,000 992,306
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 2.88%, 07/20/30 ... 1,750 1,726,742
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.77%, 07/16/31 ... 1,000 1,000,055
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 2.19%, 11/14/34
(e)
.. 1,000 1,000,000
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 3.05%), 3.24%, 11/14/34
(e)
.. 1,000 1,000,000
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 3.02%, 07/15/34 ... 2,000 1,991,887
Series 2021-3A, Class D, (LIBOR USD 3
Month + 2.95%), 3.18%, 01/15/35 ... 1,000 1,000,052
Palmer Square European CLO DAC, Series
2022-1X, Class E, (EURIBOR 3 Month +
6.36%), 5.77%, 01/21/35
(a)(d)
......... EUR 800 901,692
Palmer Square Loan Funding Ltd., Series
2019-3A, Class A2, (LIBOR USD 3 Month +
1.60%), 1.76%, 08/20/27
(a)(b)
......... USD 1,500 1,499,991
Park Avenue Institutional Advisers CLO Ltd.,
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.01%, 05/15/32
(a)(b)
... 1,500 1,500,623
Pikes Peak CLO 3, Series 2019-3A, Class
CRR, (LIBOR USD 3 Month + 2.15%),
2.27%, 10/25/34
(a)(b)
............... 1,000 992,262
Pikes Peak CLO 7
(a)(b)
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.20%), 2.38%, 02/25/34 ... 1,000 996,420
Series 2021-7A, Class D, (LIBOR USD 3
Month + 3.40%), 3.58%, 02/25/34 ... 1,000 1,001,200
PPM CLO Ltd., Series 2018-1A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.27%,
07/15/31
(a)(b)
.................... 1,000 1,000,014
Progress Residential Trust, Series 2019-SFR4,
Class E, 3.44%, 10/17/36
(b)
.......... 3,000 3,021,905
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(a)(d)
.................... EUR 1,100 1,249,130
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)(d)
.................... 100 108,366
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(LIBOR USD 3 Month + 3.00%), 3.23%,
01/15/35
(a)(b)
.................... USD 1,000 1,000,059
Rad CLO 15 Ltd., Series 2021-15A, Class D,
(LIBOR USD 3 Month + 3.05%), 3.30%,
01/20/34
(a)(b)
.................... 1,000 1,000,047
Regata XII Funding Ltd., Series 2019-1A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.22%,
10/15/32
(a)(b)
.................... 1,000 999,995
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.26%, 06/20/34 ... 1,350 1,352,402
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.26%, 06/20/34 ... 1,500 1,502,232
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.70%), 2.82%, 01/15/33 ... USD 1,000 $ 1,001,989
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.02%, 01/15/33 ... 1,000 1,003,675
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (LIBOR USD 3 Month + 3.05%),
3.16%, 01/20/35
(a)(b)
............... 1,000 1,000,070
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 1.92%, 01/18/34 ... 1,500 1,478,210
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 3.37%, 01/18/34 ... 1,000 996,366
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(a)(d)
.................... EUR 716 802,490
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 2.10%), 2.23%, 04/20/34 ... USD 1,000 1,001,553
Series 2017-2A, Class DR, (LIBOR USD 3
Month + 2.85%), 2.97%, 10/15/29 ... 500 500,000
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 1.32%, 10/20/30 ... 1,500 1,498,652
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.33%, 10/20/31 ... 500 500,023
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.23%, 10/20/31 ... 2,000 2,000,206
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.16%, 08/20/32 ... 1,500 1,499,102
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/20/34 ... 1,000 999,995
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.21%, 07/20/34 ... 1,000 996,265
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.36%, 07/20/34 ... 1,000 999,266
Rockford Tower Europe CLO DAC
(a)(d)
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.96%), 5.96%, 04/20/34 ... EUR 100 111,669
Series 2021-2X, Class E, (EURIBOR 3
Month + 6.22%), 5.63%, 01/24/35 ... 1,000 1,115,578
RR 3 Ltd., Series 2018-3A, Class BR2, (LIBOR
USD 3 Month + 1.80%), 1.92%, 01/15/30
(a)(b)
USD 1,250 1,239,455
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.03%, 04/20/29
(a)(b)
............... 2,500 2,499,356
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
DR, (LIBOR USD 3 Month + 3.20%), 3.32%,
10/26/34
(a)(b)
.................... 2,000 2,000,000
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
C, (LIBOR USD 3 Month + 2.00%), 2.13%,
04/20/33
(a)(b)
.................... 1,250 1,242,192
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.14%, 07/20/34 ... 1,000 988,637
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 3.14%, 07/20/34 ... 3,500 3,498,441
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.37%,
07/15/34
(a)(b)
.................... 3,500 3,505,634
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (LIBOR USD 3 Month + 2.30%),
2.42%, 04/25/34
(a)(b)
............... 1,000 1,003,045
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.84%, 07/25/35
(a)(d)
............... EUR 200 224,057

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Southwick Park CLO LLC, Series 2019-4A,
Class CR, (LIBOR USD 3 Month + 1.95%),
2.11%, 07/20/32
(a)(b)
............... USD 1,000 $ 994,026
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
3.87%, 01/16/32
(a)(b)
............... 1,750 1,767,071
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.08%,
04/20/34
(a)(b)
.................... 1,000 992,683
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 2.18%, 04/20/34 ... 1,500 1,488,893
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 3.53%, 04/20/34 ... 1,250 1,241,528
Series 2021-1A, Class D2, (LIBOR USD 3
Month + 3.88%), 4.01%, 03/18/34 ... 2,000 2,011,102
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.22%, 07/25/34 ... 2,500 2,481,134
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.37%, 07/25/34 ... 5,000 4,996,217
TICP CLO IX Ltd., Series 2017-9A, Class D,
(LIBOR USD 3 Month + 2.90%), 3.03%,
01/20/31
(a)(b)
.................... 1,000 999,599
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.27%,
07/17/31
(a)(b)
.................... 1,050 1,053,625
TICP CLO VI Ltd., Series 2016-6A, Class DR2,
(LIBOR USD 3 Month + 2.90%), 3.02%,
01/15/34
(a)(b)
.................... 1,100 1,086,847
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class C, (LIBOR USD 3
Month + 2.15%), 2.28%, 10/20/31 ... 600 598,340
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.18%, 10/20/31 ... 1,050 1,050,081
TICP CLO XV Ltd.
(a)(b)
Series 2020-15A, Class A, (LIBOR USD 3
Month + 1.28%), 1.41%, 04/20/33 ... 3,500 3,502,869
Series 2020-15A, Class C, (LIBOR USD 3
Month + 2.15%), 2.28%, 04/20/33 ... 1,000 999,994
Tikehau CLO VI DAC, Series 6X, Class E,
(EURIBOR 3 Month + 6.32%), 5.73%,
01/15/35
(a)(d)
.................... EUR 1,000 1,115,730
Trestles CLO III Ltd., Series 2020-3A, Class
B1, (LIBOR USD 3 Month + 1.85%), 1.98%,
01/20/33
(a)(b)
.................... USD 1,000 1,000,429
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(a)(d)
.................... EUR 781 875,440
Webster Park CLO Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 1.80%), 1.93%,
07/20/30
(a)(b)
.................... USD 500 495,778
York CLO 1 Ltd., Series 2014-1A, Class DRR,
(LIBOR USD 3 Month + 3.01%), 3.14%,
10/22/29
(a)(b)
.................... 1,750 1,751,648
Total Asset-Backed Securities — 8.5%
(Cost: $257,223,253) ............................. 256,751,985
Shares
Shares
Common Stocks — 0.5%
Banks — 0.2%
ABN AMRO Bank NV, CVA
(b)(d)
.......... 24,271 356,777
Banco Bilbao Vizcaya Argentaria SA ...... 65,094 386,071
Banco Santander SA ................ 244,083 810,619
Barclays plc ...................... 489,508 1,246,906
Security
Shares
Shares Value
Banks (continued)
Lloyds Banking Group plc ............. 273,228 $ 177,432
Nordea Bank Abp .................. 39,122 477,232
UniCredit SpA ..................... 100,758 1,548,787
5,003,824
Building Products — 0.0%
AZEK Co., Inc. (The)
(f)
............... 234 10,820
Capital Markets — 0.0%
Credit Suisse Group AG (Registered) ..... 110,727 1,073,567
Chemicals — 0.0%
Diversey Holdings Ltd.
(f)
.............. 17,150 228,267
Element Solutions, Inc. ............... 12,029 292,064
520,331
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(e)
.............. 1,227 160
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(f)
......... 5,307 58,589
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(f)
........... 48,333 19,817
Diversified Telecommunication Services — 0.0%
Liberty Global plc, Class A
(f)
............ 25,372 703,819
Electric Utilities — 0.0%
Electricite de France SA .............. 34,513 405,918
Electrical Equipment — 0.0%
(f)
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$276,327)
(g)
.................... 28,101 253,752
Sensata Technologies Holding plc ........ 3,691 227,698
481,450
Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc. ...... 9,694 471,710
VICI Properties, Inc. ................. 26,131 786,804
1,258,514
Hotels, Restaurants & Leisure — 0.0%
Aramark ......................... 2,887 106,386
NEW Top YK
(e)(f)
.................... 3,743 —
106,386
Life Sciences Tools & Services — 0.0%
(f)
Avantor, Inc. ...................... 6,813 287,100
Syneos Health, Inc. ................. 3,016 309,683
596,783
Machinery — 0.0%
Ameriforge Group, Inc.
(f)
.............. 283 141
Marine — 0.0%
Projector SA
(e)
..................... 1,227 —
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(f)
.... 53,518 177,145
Telenet Group Holding NV ............. 36,308 1,325,036
1,502,181
Metals & Mining — 0.0%
Constellium SE, Class A
(f)
............. 16,317 292,237
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp. ............ 1,004 42,881
Chesapeake Energy Corp. ............ 17,992 1,160,844
Devon Energy Corp. ................. 1,780 78,409
Diamondback Energy, Inc. ............. 1,896 204,483
DT Midstream, Inc. .................. 5,012 240,476

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP ................. 54,380 $ 447,547
Enterprise Products Partners LP ......... 13,802 303,092
EQT Corp.
(f)
...................... 10,170 221,808
Hess Corp. ....................... 1,099 81,359
Occidental Petroleum Corp. ............ 2,860 82,911
2,863,810
Professional Services — 0.0%
NMG, Inc.
(f)
....................... 1,905 278,892
Road & Rail — 0.0%
Uber Technologies, Inc.
(f)
.............. 2,700 113,211
Semiconductors & Semiconductor Equipment — 0.0%
Global Foundries, Inc.
(f)
............... 2,030 131,889
Software — 0.0%
(f)
Avaya Holdings Corp. ................ 12 238
Informatica, Inc., Class A .............. 6,001 221,917
222,155
Wireless Telecommunication Services — 0.0%
SoftBank Group Corp., ADR ........... 24,581 591,173
Total Common Stocks — 0.5%
(Cost: $15,778,760) .............................. 16,235,667
Par (000)
Par (000)
Corporate Bonds — 45.1%
Aerospace & Defense — 0.3%
Bombardier, Inc.
(b)
7.50%, 12/01/24 ................. USD 263 274,013
7.50%, 03/15/25 ................. 1,024 1,043,200
7.13%, 06/15/26 ................. 368 381,767
7.88%, 04/15/27 ................. 67 69,486
6.00%, 02/15/28 ................. 153 153,463
7.45%, 05/01/34 ................. 182 222,950
BWX Technologies, Inc.
(b)
4.13%, 06/30/28 ................. 13 13,195
4.13%, 04/15/29 ................. 259 262,238
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
349 347,255
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... 99 101,723
Raytheon Technologies Corp., 4.63%, 11/16/48 120 153,722
Rolls-Royce plc
0.88%, 05/09/24
(d)
................ EUR 100 112,262
5.75%, 10/15/27
(d)
................ GBP 500 751,220
5.75%, 10/15/27
(b)
................ USD 592 654,693
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
. 233 241,446
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 1,109 1,169,962
6.25%, 03/15/26
(b)
................ 2,509 2,607,792
6.38%, 06/15/26 ................. 265 272,281
7.50%, 03/15/27 ................. 100 104,500
4.63%, 01/15/29 ................. 145 144,518
4.88%, 05/01/29 ................. 306 307,316
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 536 584,604
9,973,606
Airlines — 1.1%
Air Canada, 3.88%, 08/15/26
(b)
......... 416 424,320
Air France-KLM, 3.88%, 07/01/26
(d)
...... EUR 2,400 2,633,536
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ USD 692 853,755
5.50%, 04/20/26 ................. 471 489,584
5.75%, 04/20/29 ................. 794 848,631
Security
Par (000)
Par (000) Value
Airlines (continued)
British Airways Pass-Through Trust, Series
2020-1, Class A, 4.25%, 11/15/32
(b)(h)
... USD 2,517 $ 2,678,284
Delta Air Lines, Inc.
(b)
7.00%, 05/01/25 ................. 113 129,205
4.75%, 10/20/28 ................. 443 483,748
Deutsche Lufthansa AG
(d)
1.63%, 11/16/23 ................. EUR 1,100 1,249,219
2.88%, 02/11/25 ................. 800 912,930
2.88%, 05/16/27 ................. 2,200 2,450,007
3.75%, 02/11/28 ................. 1,400 1,604,094
3.50%, 07/14/29 ................. 1,900 2,136,111
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 148 154,845
International Consolidated Airlines Group SA
(d)
0.63%, 11/17/22
(i)
................ EUR 300 334,705
2.75%, 03/25/25 ................. 1,000 1,111,618
1.13%, 05/18/28
(i)
................ 1,500 1,561,242
3.75%, 03/25/29 ................. 4,200 4,665,027
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 361 385,368
Singapore Airlines Ltd., 1.63%, 12/03/25
(d)(i)
. SGD 1,000 796,972
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
USD 49 53,595
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 786 818,045
Series 2020-1, Class A, 5.88%, 10/15/27 4,156 4,552,461
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 693 722,615
4.63%, 04/15/29 ................. 455 469,219
32,519,136
Auto Components — 0.8%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 190 201,875
Allison Transmission, Inc.
(b)
5.88%, 06/01/29 ................. 95 103,312
3.75%, 01/30/31 ................. 406 395,850
Clarios Global LP
6.75%, 05/15/25
(b)
................ 591 619,073
4.38%, 05/15/26
(d)
................ EUR 1,000 1,166,475
6.25%, 05/15/26
(b)
................ USD 144 150,660
8.50%, 05/15/27
(b)
................ 2,823 2,992,380
Dana Financing Luxembourg SARL
3.00%, 07/15/29
(d)
................ EUR 1,800 2,069,793
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 148 154,056
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 140 138,250
Faurecia SE
(d)
2.75%, 02/15/27 ................. EUR 1,788 2,072,972
3.75%, 06/15/28 ................. 327 388,577
2.38%, 06/15/29 ................. 1,462 1,672,809
Goodyear Tire & Rubber Co. (The), 5.25%,
07/15/31
(b)
.................... USD 437 474,453
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(d)
. EUR 1,963 2,100,783
Icahn Enterprises LP
4.75%, 09/15/24 ................. USD 93 96,488
5.25%, 05/15/27 ................. 247 254,022
4.38%, 02/01/29 ................. 390 380,250
IHO Verwaltungs GmbH
(d)(j)
3.63%, (3.63% Cash or 4.38% PIK),
05/15/25 .................... EUR 500 576,366
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
................... 900 1,045,143
Leather 2 SpA, (EURIBOR 3 Month + 4.50%),
4.50%, 09/30/28
(a)(d)
.............. 270 307,779
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
.. USD 60 59,700
Schaeffler AG, 3.38%, 10/12/28
(d)
....... EUR 200 253,544
Tenneco, Inc., 7.88%, 01/15/29
(b)
....... USD 101 109,080

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Auto Components (continued)
ZF Europe Finance BV
(d)
2.00%, 02/23/26 ................. EUR 500 $ 571,812
2.50%, 10/23/27 ................. 700 808,200
3.00%, 10/23/29 ................. 1,000 1,175,419
ZF Finance GmbH
(d)
2.00%, 05/06/27 ................. 800 909,798
2.25%, 05/03/28 ................. 1,000 1,134,139
3.75%, 09/21/28 ................. 2,300 2,821,488
25,204,546
Automobiles — 0.9%
Ferrari NV, 1.50%, 05/27/25
(d)
......... 400 469,921
Ford Motor Co.
4.35%, 12/08/26 ................. USD 30 32,722
3.25%, 02/12/32 ................. 453 463,872
4.75%, 01/15/43 ................. 124 136,865
5.29%, 12/08/46 ................. 75 88,144
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(b)
................ 600 648,891
4.50%, 01/15/26
(d)
................ EUR 3,900 4,605,812
6.88%, 11/15/26
(d)
................ 600 773,627
4.50%, 07/15/28
(d)
................ 1,105 1,279,744
Mclaren Finance plc, 7.50%, 08/01/26
(b)
... USD 875 882,656
Nissan Motor Co. Ltd.
3.20%, 09/17/28
(d)
................ EUR 500 633,559
4.81%, 09/17/30
(b)
................ USD 4,175 4,669,154
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.62%, 02/18/30
(a)(d)
......... EUR 2,600 2,966,009
Renault SA, 1.25%, 06/24/25
(d)
......... 200 223,507
Stellantis NV
(d)
3.88%, 01/05/26 ................. 600 769,574
4.50%, 07/07/28 ................. 400 554,220
1.25%, 06/20/33 ................. 350 388,130
Thor Industries, Inc., 4.00%, 10/15/29
(b)
... USD 105 103,950
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(d)
. 2,300 2,323,000
Volvo Car AB, 2.50%, 10/07/27
(d)
....... EUR 2,817 3,457,300
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 162 173,460
25,644,117
Banks — 5.0%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.37%
(a)(d)(k)
.......... EUR 300 365,459
Ahli United Sukuk Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.01%), 3.88%
(a)(d)(k)
............. USD 1,025 1,016,992
AIB Group plc
(a)(d)(k)
(EUR Swap Annual 5 Year + 5.70%), 5.25% EUR 400 482,724
(EUR Swap Annual 5 Year + 6.63%), 6.25% 2,340 2,947,150
Axis Bank Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.32%),
4.10%
(a)(d)(k)
................... USD 1,600 1,590,080
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.04%), 6.00%
(a)(d)(k)
EUR 1,400 1,707,210
Banco BPM SpA
(a)(d)
(EUR Swap Annual 5 Year + 5.42%),
5.00%, 09/14/30 ............... 588 714,226
(EUR Swap Annual 5 Year + 3.17%),
2.87%, 06/29/31 ............... 3,975 4,465,203
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.45%), 3.25%, 09/30/31
(a)(d)
....... USD 679 670,215
Banco de Credito e Inversiones SA, 3.50%,
10/12/27
(d)
.................... 1,205 1,286,940
Banco de Sabadell SA
(d)
(EUR Swap Annual 5 Year + 6.20%),
5.75%
(a)(k)
.................... EUR 400 481,585
5.63%, 05/06/26 ................. 300 390,901
Security
Par (000)
Par (000) Value
Banks (continued)
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30
(a)
.............. EUR 1,200 $ 1,340,584
(EUR Swap Annual 5 Year + 2.95%),
2.50%, 04/15/31
(a)
.............. 5,600 6,315,988
Banco General SA, 4.13%, 08/07/27
(d)
.... USD 1,179 1,261,383
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa
(d)
4.13%, 06/06/24 ................. 653 679,855
4.38%, 04/11/27 ................. 170 180,338
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(d)
............... 1,248 1,272,024
Banco Nacional de Comercio Exterior SNC,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%), 2.72%,
08/11/31
(a)(b)
................... 810 801,647
Banco Santander SA
(a)(d)(k)
(EUR Swap Annual 5 Year + 5.00%), 5.25% EUR 1,000 1,191,155
(EUR Swap Annual 5 Year + 4.53%), 4.37% 3,000 3,513,696
Bangkok Bank PCL
(a)(d)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(k)
..................... USD 1,897 1,966,122
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ............... 682 695,342
Bank Hapoalim BM, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.16%), 3.26%, 01/21/32
(a)(b)(d)
........ 670 664,431
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)(d)
...... 1,280 1,280,800
Bank of America Corp.
Series L, 4.18%, 11/25/27 .......... 2,000 2,188,286
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... 850 896,400
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(d)(k)
... 1,372 1,428,595
Bank of Communications Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 1.40%), 2.30%, 07/08/31
(a)
(d)
......................... 2,400 2,346,504
Bank of Cyprus PCL, (EUR Swap Annual 5
Year + 2.79%), 2.50%, 06/24/27
(a)(d)
.... EUR 1,575 1,712,446
Bank of East Asia Ltd. (The)
(a)(d)(k)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ...................... USD 2,177 2,267,890
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ...................... 2,577 2,709,071
Bank of Ireland Group plc
(a)(d)
(EUR Swap Annual 5 Year + 7.92%),
7.50%
(k)
..................... EUR 800 1,048,559
(EUR Swap Annual 5 Year + 6.43%),
6.00%
(k)
..................... 300 372,289
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.50%),
4.12%, 09/19/27 ............... USD 1,000 1,011,025
Barclays plc
(a)(k)
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13% ... GBP 2,265 3,372,370
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13% ...................... USD 400 432,840

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(d)
.. GBP 1,100 $ 1,611,740
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38% ...................... USD 2,899 2,839,570
BBVA Bancomer SA, 4.38%, 04/10/24
(d)
... 650 690,138
BNP Paribas SA
(a)(k)
(LIBOR USD 6 Month + 0.08%), 0.23% . 420 395,850
(USD Swap Semi 5 Year + 5.15%), 7.37%
(d)
500 568,125
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(d)(k)
.............. 256 256,608
CaixaBank SA
(a)(d)(k)
(EUR Swap Annual 5 Year + 6.22%), 6.37% EUR 2,200 2,698,814
(EUR Swap Annual 5 Year + 6.50%), 6.75% 600 758,241
(EUR Swap Annual 5 Year + 4.50%), 5.25% 800 963,171
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(d)(k)
............. USD 250 257,469
Citigroup, Inc., 4.30%, 11/20/26 ........ 500 553,238
Commercial Bank PSQC (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.50%
(a)(d)(k)
.......... 425 428,055
Commerzbank AG
(d)
(EUR Swap Annual 5 Year + 6.36%),
6.12%
(a)(k)
.................... EUR 6,200 7,685,160
4.00%, 03/23/26 ................. 150 188,545
(EUR Swap Annual 5 Year + 6.74%),
6.50%
(a)(k)
.................... 200 262,424
DBS Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.92%), 3.30%
(a)(d)(k)
............. USD 995 1,011,915
Dukhan Tier 1 Sukuk Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.08%), 3.95%
(a)(d)(k)
............. 650 650,000
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(d)(k)
.......... 257 268,806
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(d)(k)
.............. 1,500 1,494,375
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.75%
(a)(k)
......... 2,690 2,488,250
HSBC Holdings plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.65%), 4.60%
(a)(k)
............... 200 199,836
ING Groep NV, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.86%),
3.88%
(a)(k)
.................... 7,402 7,041,152
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(a)(d)(k)
................... EUR 2,100 2,606,026
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(d)(k)
................... 904 1,246,623
(EUR Swap Annual 5 Year + 5.85%),
5.50%
(a)(d)(k)
................... 5,500 6,824,957
(EUR Swap Annual 5 Year + 4.75%),
4.37%, 07/12/29
(a)(d)
............. 1,000 1,222,464
5.15%, 06/10/30
(d)
................ GBP 2,125 3,210,991
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(d)(k)
................... EUR 275 356,920
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(b)
............. USD 7,215 7,412,684
JPMorgan Chase & Co.
3.63%, 12/01/27 ................. 300 323,256
Security
Par (000)
Par (000) Value
Banks (continued)
Series W, (LIBOR USD 3 Month + 1.00%),
1.16%, 05/15/47
(a)
.............. USD 1,000 $ 840,600
Kasikornbank PCL
(a)(d)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(k)
..................... 1,525 1,591,528
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.00%
(k)
..................... 1,200 1,201,200
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ............... 534 533,433
Krung Thai Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.53%), 4.40%
(a)(d)(k)
............. 2,500 2,512,500
Mizrahi Tefahot Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.25%), 3.08%, 04/07/31
(a)(b)(d)
...... 1,297 1,283,625
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(d)(k)
.......... 681 689,938
NatWest Group plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 4.99%),
5.13%
(a)(k)
.................... GBP 400 567,814
QNB Finance Ltd., 2.75%, 02/12/27
(d)
..... USD 1,231 1,264,699
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(d)(k)
.......... 2,068 2,105,224
Santander UK Group Holdings plc, (GBP Swap
5 Year + 5.79%), 6.75%
(a)(d)(k)
........ GBP 385 560,852
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.06%), 2.87%
(a)(d)(k)
... USD 1,750 1,723,203
Shizuoka Bank Ltd. (The), (LIBOR USD 3
Month - 0.50%), 0.00%, 01/25/23
(a)(d)(i)
... 100 98,000
Societe Generale SA
(a)(d)(k)
(USD Swap Semi 5 Year + 4.98%), 7.88% 500 546,875
(USD Swap Rate 5 Year + 5.87%), 8.00% 464 536,342
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.66%), 6.00%
(a)(d)(k)
............. 400 426,500
SVB Financial Group
(a)(k)
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.20%),
4.00% ...................... 4,346 4,367,730
Series E, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.06%), 4.70% ................ 4,952 5,094,122
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(d)(k)
............. 478 481,525
UniCredit SpA
(a)(d)
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(k)
..................... EUR 200 240,793
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(k)
..................... 2,396 3,201,427
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(k)
..................... 2,200 2,395,120
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29 ............... 600 732,720
(EUR Swap Annual 5 Year + 2.40%),
2.00%, 09/23/29 ............... 1,400 1,606,027
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32 ............... 400 464,300
Wells Fargo & Co., 5.38%, 11/02/43 ..... USD 500 660,845

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(d)(k)
................... USD 718 $ 743,040
150,053,710
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/48 ................. 750 917,129
4.44%, 10/06/48 ................. 2,225 2,659,368
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 1,172 1,196,758
Coca-Cola Icecek A/S, 4.22%, 09/19/24
(d)
.. 250 251,766
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
1,826 1,889,682
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 498 518,854
7,433,557
Biotechnology — 0.4%
AbbVie, Inc.
2.80%, 03/15/23 ................. 1,012 1,031,317
4.88%, 11/14/48 ................. 500 646,097
Cidron Aida Finco SARL
(d)
5.00%, 04/01/28 ................. EUR 3,200 3,656,862
6.25%, 04/01/28 ................. GBP 796 1,063,958
Grifols Escrow Issuer SA, 3.88%, 10/15/28
(d)
EUR 2,617 2,989,501
Grifols SA
(d)
1.63%, 02/15/25 ................. 200 226,288
3.20%, 05/01/25 ................. 1,000 1,138,266
10,752,289
Building Products — 0.3%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... USD 206 212,953
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
89 93,895
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 394 421,127
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 321 319,395
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. 242 256,835
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
............... 200 208,000
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 ................. 73 76,285
4.63%, 12/15/25 ................. 72 72,540
4.88%, 12/15/27 ................. 23 23,601
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 53 55,584
3.50%, 02/15/30 ................. 81 80,089
National Central Cooling Co. PJSC, 2.50%,
10/21/27
(d)
.................... 674 661,994
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 101 102,414
9.75%, 07/15/28 ................. 144 154,080
PCF GmbH
(d)
4.75%, 04/15/26 ................. EUR 2,553 2,997,422
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
................... 526 607,557
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
USD 526 561,531
Standard Industries, Inc.
2.25%, 11/21/26
(d)
................ EUR 1,800 2,006,392
5.00%, 02/15/27
(b)
................ USD 124 127,645
4.38%, 07/15/30
(b)
................ 489 499,027
3.38%, 01/15/31
(b)
................ 66 63,577
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 206 215,764
Victors Merger Corp., 6.38%, 05/15/29
(b)
... 145 136,300
9,954,007
Capital Markets — 1.4%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
105 107,453
Cerah Capital Ltd., 0.00%, 08/08/24
(d)(i)(l)
... 1,300 1,341,845
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Cindai Capital Ltd., 0.00%, 02/08/23
(d)(i)(l)
... USD 900 $ 917,642
Codere New Holdco SA, 7.50%, 11/30/27
(e)
. EUR 100 108,642
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 203 212,642
Credit Suisse AG, 1.13%, 12/15/25
(d)
..... GBP 2,300 3,041,774
Credit Suisse Group AG
(a)
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
(k)
......................... USD 400 423,000
(USD Swap Semi 5 Year + 4.60%), 7.50%
(d)
(k)
......................... 600 648,000
(USD Swap Semi 5 Year + 3.46%), 6.25%
(b)
(k)
......................... 600 639,000
(USD Swap Semi 5 Year + 3.46%), 6.25%
(d)
(k)
......................... 1,577 1,679,505
(SOFR + 1.56%), 2.59%, 09/11/25
(b)(h)
.. 1,500 1,531,730
(USD Swap Rate 5 Year + 4.33%), 7.25%
(d)
(k)
......................... 1,600 1,758,208
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(b)(k)
.................... 350 377,230
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)(k)
.................... 845 872,463
(SOFR + 1.73%), 3.09%, 05/14/32
(b)
... 2,610 2,655,810
Deutsche Bank AG
(a)(d)
(EUR Swap Annual 5 Year + 4.55%),
4.50%
(k)
..................... EUR 400 458,704
(EUR Swap Annual 5 Year + 6.00%),
5.63%, 05/19/31 ............... 1,500 2,000,202
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... USD 250 254,642
Dua Capital Ltd., 2.78%, 05/11/31
(d)
...... 1,655 1,646,377
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(d)
.................... 2,300 2,368,281
Huarong Finance 2019 Co. Ltd.
(d)
(LIBOR USD 3 Month + 1.13%), 1.29%,
02/24/23
(a)
................... 200 195,000
2.50%, 02/24/23 ................. 214 212,930
3.75%, 05/29/24 ................. 200 202,000
4.50%, 05/29/29 ................. 500 510,000
3.38%, 02/24/30 ................. 758 723,890
3.63%, 09/30/30 ................. 530 511,450
Huarong Finance Co. Ltd., 3.88%, 11/13/29
(d)
1,000 980,000
Intermediate Capital Group plc, 1.63%,
02/17/27
(d)
.................... EUR 600 692,663
JAB Holdings BV, 3.38%, 04/17/35
(d)
..... 100 135,864
Korea Investment & Securities Co. Ltd., 2.13%,
07/19/26
(d)
.................... USD 1,450 1,438,110
MSCI, Inc.
(b)
3.63%, 09/01/30 ................. 162 165,645
3.88%, 02/15/31 ................. 50 52,062
3.63%, 11/01/31 ................. 113 117,237
3.25%, 08/15/33 ................. 262 264,948
Pingan Real Estate Capital Ltd.
(d)
2.75%, 07/29/24 ................. 605 577,140
3.45%, 07/29/26 ................. 800 744,160
SBI Holdings, Inc., 0.00%, 09/13/23
(d)(i)(l)
... JPY 110,000 1,021,299
Sherwood Financing plc
(d)
4.50%, 11/15/26 ................. EUR 6,250 7,106,731
6.00%, 11/15/26 ................. GBP 310 418,635
(EURIBOR 3 Month + 4.63%), 4.62%,
11/15/27
(a)
................... EUR 797 909,653
SURA Asset Management SA
(d)
4.88%, 04/17/24 ................. USD 1,318 1,391,561
4.88%, 04/17/24 ................. 400 422,325

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS Group AG
(a)(k)
(USD Swap Semi 5 Year + 4.87%), 7.00%
(d)
USD 325 $ 361,481
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%
(b)
..................... 325 321,035
42,518,969
Chemicals — 1.2%
Ashland LLC, 3.38%, 09/01/31
(b)
........ 185 183,612
Axalta Coating Systems LLC, 3.38%,
02/15/29
(b)
.................... 218 210,915
Bluestar Finance Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 3
Year + 5.63%), 3.10%
(a)(d)(k)
.......... 720 723,599
Braskem Netherlands Finance BV
(d)
4.50%, 01/10/28 ................. 267 283,020
5.88%, 01/31/50 ................. 529 607,358
CeramTec BondCo GmbH, 5.25%, 12/15/25
(d)
EUR 1,000 1,151,194
Chemours Co. (The)
4.00%, 05/15/26 ................. 3,500 4,029,578
5.75%, 11/15/28
(b)
................ USD 210 219,738
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 129 127,964
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 1,069 1,074,345
Equate Petrochemical BV, 2.63%, 04/28/28
(b)
1,323 1,326,308
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
.. 365 365,270
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 100 103,250
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 416 426,400
HB Fuller Co., 4.25%, 10/15/28 ........ 162 166,860
Herens Midco SARL
4.75%, 05/15/28
(b)
................ 202 197,960
5.25%, 05/15/29
(d)
................ EUR 2,375 2,536,045
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 353 376,446
INEOS Finance plc, 2.13%, 11/15/25
(d)
.... EUR 1,000 1,136,599
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 144 140,220
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
167 170,340
Kraton Polymers LLC, 5.25%, 05/15/26
(d)
.. EUR 645 753,128
Kronos International, Inc., 3.75%, 09/15/25
(d)
200 230,423
LG Chem Ltd., 2.38%, 07/07/31
(d)
....... USD 1,280 1,259,904
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 142 139,870
Lune Holdings Sarl, 5.63%, 11/15/28
(d)
.... EUR 1,750 1,992,375
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 196 203,164
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(d)
EUR 500 609,098
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(d)
2,696 3,133,086
Nobian Finance BV, 3.63%, 07/15/26
(d)
.... 1,020 1,148,206
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. USD 21 21,682
Olympus Water US Holding Corp.
(d)
3.88%, 10/01/28 ................. EUR 1,791 2,044,151
5.38%, 10/01/29 ................. 572 628,429
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48
(d)
.................... USD 1,147 1,341,488
Pearl Holding II Ltd., 0.00%
(d)(e)(k)(l)
....... 477 13,440
Pearl Holding III Ltd., 9.00%, 10/22/25
(d)
... 380 258,400
SCIL IV LLC
(EURIBOR 3 Month + 4.38%), 4.37%,
11/01/26
(a)(d)
.................. EUR 1,213 1,396,537
4.38%, 11/01/26
(d)
................ 909 1,051,713
5.38%, 11/01/26
(b)
................ USD 200 205,250
Scotts Miracle-Gro Co. (The)
(b)
4.00%, 04/01/31 ................. 106 104,675
4.38%, 02/01/32 ................. 29 28,927
Sociedad Quimica y Minera de Chile SA,
4.25%, 05/07/29
(d)
............... 824 911,447
SPCM SA, 3.13%, 03/15/27
(b)
......... 200 197,636
Security
Par (000)
Par (000) Value
Chemicals (continued)
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(d)(k)
................... USD 700 $ 703,194
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
902 923,423
34,856,667
Commercial Services & Supplies — 0.7%
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 865 907,558
9.75%, 07/15/27
(b)
................ 1,498 1,600,501
3.63%, 06/01/28
(d)
................ EUR 1,431 1,590,907
4.63%, 06/01/28
(b)
................ USD 1,164 1,142,449
4.88%, 06/01/28
(d)
................ GBP 414 542,858
6.00%, 06/01/29
(b)
................ USD 518 503,755
APi Escrow Corp., 4.75%, 10/15/29
(b)
..... 125 127,500
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 145 145,725
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 492 516,600
5.75%, 07/15/29 ................. 131 129,035
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 435 443,787
6.38%, 05/01/25 ................. 245 256,025
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 56 58,240
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
.... 215 221,450
Covanta Holding Corp., 5.00%, 09/01/30 .. 151 154,020
Covert Mergeco, Inc., 4.88%, 12/01/29
(b)
... 52 52,780
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 104 103,480
9.50%, 11/01/27 ................. 250 269,546
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 86 88,489
3.75%, 08/01/25 ................. 203 205,030
5.13%, 12/15/26 ................. 23 23,920
4.00%, 08/01/28 ................. 211 206,780
3.50%, 09/01/28 ................. 261 257,085
4.75%, 06/15/29 ................. 76 76,665
4.38%, 08/15/29 ................. 425 421,016
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 99 102,589
Intrum AB
(d)
3.13%, 07/15/24 ................. EUR 500 569,961
4.88%, 08/15/25 ................. 607 716,931
3.50%, 07/15/26 ................. 1,751 2,015,849
ISS Global A/S, 1.50%, 08/31/27
(d)
...... 100 117,071
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 102 102,510
Madison IAQ LLC
(b)
4.13%, 06/30/28 ................. 107 107,267
5.88%, 06/30/29 ................. 283 283,000
Nielsen Finance LLC
(b)
5.63%, 10/01/28 ................. 126 130,095
5.88%, 10/01/30 ................. 348 367,432
Paprec Holding SA, 3.50%, 07/01/28
(d)
.... EUR 855 985,297
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. USD 123 130,890
5.75%, 04/15/26 ................. 156 167,493
6.25%, 01/15/28 ................. 253 263,752
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 97 95,545
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(d)
............... EUR 1,231 1,440,575
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(d)
............... 1,500 1,688,623
Verisure Holding AB
(d)
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
................... 500 577,077
3.88%, 07/15/26 ................. 500 579,044
Verisure Midholding AB, 5.25%, 02/15/29
(d)
. 633 729,715

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 466 $ 463,670
21,679,587
Communications Equipment — 0.1%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 798 845,880
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 156 156,000
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 141 145,230
8.25%, 03/01/27 ................. 160 164,431
7.13%, 07/01/28 ................. 314 308,505
4.75%, 09/01/29 ................. 319 317,025
Nokia OYJ
2.00%, 03/15/24
(d)
................ EUR 200 235,019
4.38%, 06/12/27 ................. USD 611 659,880
6.63%, 05/15/39 ................. 79 109,316
ViaSat, Inc.
(b)
5.63%, 04/15/27 ................. 238 245,307
6.50%, 07/15/28 ................. 487 488,217
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 184 183,991
Xiaomi Best Time International Ltd., 0.00%,
12/17/27
(d)(i)(l)
.................. 300 288,150
4,146,951
Construction & Engineering — 0.3%
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 285 288,919
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
.................... 285 284,735
Delhi International Airport Ltd., 6.13%,
10/31/26
(d)
.................... 250 256,063
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 97 98,819
GMR Hyderabad International Airport Ltd.
(d)
5.38%, 04/10/24 ................. 836 858,102
4.25%, 10/27/27 ................. 700 676,069
Heathrow Finance plc, 4.62%, 09/01/29
(c)(d)
. GBP 2,643 3,518,405
Heathrow Funding Ltd., 1.88%, 03/14/34
(d)
. EUR 100 118,358
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 218 226,447
Summit Digitel Infrastructure Pvt Ltd., 2.88%,
08/12/31
(d)
.................... 1,495 1,442,600
7,768,517
Construction Materials — 0.1%
Inversiones CMPC SA
4.75%, 09/15/24
(d)
................ 600 640,988
3.85%, 01/13/30
(d)
................ 593 617,202
3.00%, 04/06/31
(b)
................ 525 514,598
1,772,788
Consumer Finance — 0.5%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 400 566,228
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(k)
.............. 550 550,962
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 93 92,302
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 ................. EUR 546 647,263
5.38%, 02/15/26 ................. GBP 2,300 3,222,126
4.25%, 06/01/28 ................. 1,529 2,040,852
Ford Motor Credit Co. LLC
4.69%, 06/09/25 ................. USD 200 215,000
5.13%, 06/16/25 ................. 200 217,500
4.13%, 08/04/25 ................. 379 402,214
3.38%, 11/13/25 ................. 200 207,784
4.39%, 01/08/26 ................. 700 754,250
2.70%, 08/10/26 ................. 323 325,826
2.90%, 02/16/28 ................. 200 200,500
4.00%, 11/13/30 ................. 200 215,160
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
...... USD 134 $ 129,338
Manappuram Finance Ltd., 5.90%, 01/13/23
(d)
1,203 1,228,564
Muthoot Finance Ltd., 4.40%, 09/02/23
(d)
.. 850 867,000
Navient Corp.
7.25%, 09/25/23 ................. 42 45,281
6.13%, 03/25/24 ................. 97 103,426
5.88%, 10/25/24 ................. 13 13,861
5.50%, 03/15/29 ................. 197 196,508
New Lion Bridge Co. Ltd., 6.50%, 03/31/22
(d)
800 802,000
OneMain Finance Corp.
7.13%, 03/15/26 ................. 160 182,400
3.50%, 01/15/27 ................. 261 258,064
6.63%, 01/15/28 ................. 159 178,080
5.38%, 11/15/29 ................. 40 43,492
Shriram Transport Finance Co. Ltd.
(d)
5.95%, 10/24/22 ................. 681 692,100
5.10%, 07/16/23 ................. 1,368 1,398,780
SLM Corp., 3.13%, 11/02/26 .......... 126 124,740
15,921,601
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 858 883,740
Ardagh Metal Packaging Finance USA LLC
2.00%, 09/01/28
(d)
................ EUR 786 884,123
3.00%, 09/01/29
(d)
................ 700 780,015
4.00%, 09/01/29
(b)
................ USD 771 763,868
Ardagh Packaging Finance plc
(b)
4.13%, 08/15/26 ................. 353 360,942
5.25%, 08/15/27 ................. 511 514,194
Ball Corp.
1.50%, 03/15/27 ................. EUR 200 230,259
2.88%, 08/15/30 ................. USD 40 38,800
3.13%, 09/15/31 ................. 241 237,987
Berry Global, Inc., 1.00%, 01/15/25
(d)
..... EUR 200 229,567
Canpack SA, 3.13%, 11/01/25
(b)
........ USD 211 211,528
Crown Americas LLC, 4.75%, 02/01/26 ... 75 76,875
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 77 92,881
Graphic Packaging International LLC
4.75%, 07/15/27
(b)
................ 23 24,840
3.50%, 03/15/28
(b)
................ 8 7,980
2.63%, 02/01/29
(d)
................ EUR 917 1,063,319
3.50%, 03/01/29
(b)
................ USD 113 112,152
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
.................... 128 128,000
Kleopatra Finco SARL, 4.25%, 03/01/26
(d)
.. EUR 3,093 3,393,730
LABL, Inc., 5.88%, 11/01/28
(b)
......... USD 218 224,676
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24
(d)
................ EUR 500 568,539
5.50%, 04/15/24
(b)
................ USD 383 386,512
OI European Group BV
(d)
3.13%, 11/15/24 ................. EUR 300 350,472
2.88%, 02/15/25 ................. 1,200 1,376,725
Sealed Air Corp.
4.50%, 09/15/23
(d)
................ 100 120,133
4.00%, 12/01/27
(b)
................ USD 69 71,907
Silgan Holdings, Inc.
4.13%, 02/01/28 ................. 26 26,553
2.25%, 06/01/28 ................. EUR 1,000 1,128,242
Smurfit Kappa Treasury ULC, 1.50%,
09/15/27
(d)
.................... 1,000 1,193,437
Titan Holdings II BV, 5.13%, 07/15/29
(d)
... 1,200 1,356,500
Trivium Packaging Finance BV
(b)(c)
5.50%, 08/15/26 ................. USD 853 887,120

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
8.50%, 08/15/27 ................. USD 1,021 $ 1,079,708
18,805,324
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 54 53,865
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 104 106,191
160,056
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 48 49,860
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 78 76,611
Rekeep SpA, 7.25%, 02/01/26
(d)
........ EUR 1,807 2,188,935
Service Corp. International, 4.00%, 05/15/31 USD 448 453,600
Sotheby's
(b)
7.38%, 10/15/27 ................. 291 309,915
5.88%, 06/01/29 ................. 608 620,160
3,699,081
Diversified Financial Services — 0.7%
China Cinda 2020 I Management Ltd.
3.00%, 01/20/31
(d)
................ 271 267,663
doValue SpA, 3.38%, 07/31/26
(d)
........ EUR 2,950 3,393,840
Far East Horizon Ltd., 4.25%, 10/26/26
(d)
.. USD 800 784,400
Garfunkelux Holdco 3 SA
(d)
6.75%, 11/01/25 ................. EUR 2,158 2,546,559
7.75%, 11/01/25 ................. GBP 4,789 6,733,335
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. USD 357 365,925
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 132 133,815
ProGroup AG, 3.00%, 03/31/26
(d)
....... EUR 3,000 3,453,924
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. USD 321 362,730
7.38%, 09/01/25 ................. 147 153,615
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 247 255,894
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 1,857 1,973,880
20,425,580
Diversified Telecommunication Services — 2.9%
Altice France Holding SA
8.00%, 05/15/27
(b)
................ EUR 200 240,583
8.00%, 05/15/27
(d)
................ 300 360,874
10.50%, 05/15/27
(b)
............... USD 1,000 1,075,000
6.00%, 02/15/28
(b)
................ 342 326,610
Altice France SA
2.50%, 01/15/25
(d)
................ EUR 600 672,854
5.88%, 02/01/27
(d)
................ 850 1,010,063
8.13%, 02/01/27
(b)
................ USD 360 384,750
5.50%, 01/15/28
(b)
................ 296 293,753
4.13%, 01/15/29
(d)
................ EUR 1,654 1,868,956
5.13%, 01/15/29
(b)
................ USD 200 195,000
5.13%, 07/15/29
(b)
................ 855 834,010
4.25%, 10/15/29
(d)
................ EUR 8,273 9,348,169
5.50%, 10/15/29
(b)
................ USD 1,225 1,206,625
Arqiva Broadcast Finance plc, 6.75%,
09/30/23
(d)
.................... GBP 800 1,096,376
AT&T, Inc.
2.45%, 03/15/35 ................. EUR 100 125,675
3.65%, 09/15/59 ................. USD 165 166,632
British Telecommunications plc
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%),
4.25%, 11/23/81 ............... 1,200 1,204,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%, 11/23/81 ............... 2,800 2,818,508
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. 69 71,070
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.00%, 02/01/28 ................. USD 14 $ 14,560
5.38%, 06/01/29 ................. 258 278,417
4.75%, 03/01/30 ................. 517 537,680
4.25%, 02/01/31 ................. 259 261,274
4.50%, 06/01/33 ................. 159 162,216
4.25%, 01/15/34 ................. 1,190 1,170,755
Cellnex Telecom SA
(d)
1.00%, 04/20/27 ................. EUR 100 110,937
0.75%, 11/20/31
(i)
................ 13,300 14,888,369
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... USD 536 568,160
Frontier Communications Corp.
(b)
5.88%, 10/15/27 ................. 435 460,013
5.00%, 05/01/28 ................. 281 289,430
6.75%, 05/01/29 ................. 198 205,920
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(b)
.................... 601 604,005
Global Switch Finance BV, 1.38%, 10/07/30
(d)
EUR 200 225,631
Iliad Holding SAS
5.13%, 10/15/26
(d)
................ 1,586 1,884,659
6.50%, 10/15/26
(b)
................ USD 609 639,894
5.63%, 10/15/28
(d)
................ EUR 200 239,668
7.00%, 10/15/28
(b)
................ USD 254 267,099
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(c)
................... 574 581,892
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(d)
EUR 1,634 1,869,953
Level 3 Financing, Inc.
(b)
4.25%, 07/01/28 ................. USD 312 308,880
3.63%, 01/15/29 ................. 97 92,150
3.75%, 07/15/29 ................. 272 258,400
Lorca Telecom Bondco SA
4.00%, 09/18/27
(d)
................ EUR 3,914 4,528,500
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 .......... USD 388 419,040
Series Y, 7.50%, 04/01/24 .......... 47 51,465
5.13%, 12/15/26
(b)
................ 390 405,846
4.00%, 02/15/27
(b)
................ 153 155,226
4.50%, 01/15/29
(b)
................ 367 355,073
5.38%, 06/15/29
(b)
................ 255 255,000
Series P, 7.60%, 09/15/39 .......... 14 15,015
Series U, 7.65%, 03/15/42 .......... 321 345,426
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(d)(k)
................... 1,729 1,816,855
Ooredoo International Finance Ltd.
(d)
3.75%, 06/22/26 ................. 1,139 1,233,181
2.63%, 04/08/31 ................. 1,150 1,152,516
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
.................... 200 204,750
Sprint Capital Corp.
6.88%, 11/15/28 ................. 610 771,650
8.75%, 03/15/32 ................. 973 1,459,500
Switch Ltd.
(b)
3.75%, 09/15/28 ................. 183 184,372
4.13%, 06/15/29 ................. 547 559,308
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 379 408,109
7.20%, 07/18/36 ................. 85 97,457
7.72%, 06/04/38 ................. 101 118,703
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 900 1,361,573
Telecom Italia SpA
4.00%, 04/11/24
(d)
................ 500 596,289
5.30%, 05/30/24
(b)
................ USD 389 409,407
2.75%, 04/15/25
(d)
................ EUR 500 581,168
2.88%, 01/28/26
(d)
................ 1,054 1,225,479

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.63%, 05/25/26
(d)
................ EUR 746 $ 892,849
2.38%, 10/12/27
(d)
................ 800 897,138
1.63%, 01/18/29
(d)
................ 1,025 1,067,771
5.25%, 03/17/55 ................. 1,300 1,554,052
Telesat Canada, 4.88%, 06/01/27
(b)
...... USD 140 123,620
Verizon Communications, Inc.
3.88%, 02/08/29 ................. 325 360,156
4.50%, 08/10/33 ................. 500 587,826
2.99%, 10/30/56 ................. 624 590,674
3.70%, 03/22/61 ................. 3,768 4,085,330
Virgin Media Finance plc
3.75%, 07/15/30
(d)
................ EUR 1,142 1,297,192
Virgin Media Secured Finance plc
5.25%, 05/15/29
(d)
................ GBP 1,400 1,973,634
5.50%, 05/15/29
(b)
................ USD 800 844,712
4.25%, 01/15/30
(d)
................ GBP 1,400 1,874,497
4.50%, 08/15/30
(b)
................ USD 300 301,893
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 1,473 1,452,039
6.13%, 03/01/28 ................. 1,311 1,291,335
87,125,596
Electric Utilities — 1.2%
ACEN Finance Ltd., 4.00%
(d)(k)
......... 1,440 1,425,150
Adani Electricity Mumbai Ltd.
(d)
3.95%, 02/12/30 ................. 800 789,900
3.87%, 07/22/31 ................. 380 369,713
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(b)
............... 644 669,881
Alfa Desarrollo SpA, 4.55%, 09/27/51
(b)
... 689 676,641
Clean Renewable Power Mauritius Pte. Ltd.,
4.25%, 03/25/27
(d)
............... 965 985,989
Duke Energy Corp., 3.95%, 08/15/47 ..... 750 827,952
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(a)(k)
.......... 120 122,616
FirstEnergy Corp.
2.65%, 03/01/30 ................. 413 407,837
Series B, 2.25%, 09/01/30 .......... 39 37,545
Series C, 3.40%, 03/01/50 .......... 547 536,060
FirstEnergy Transmission LLC
(b)
5.45%, 07/15/44 ................. 474 598,162
4.55%, 04/01/49 ................. 158 180,367
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(d)(f)
(m)
......................... 275 105,789
India Green Power Holdings, 4.00%, 02/22/27
(d)
1,640 1,642,050
Interchile SA, 4.50%, 06/30/56
(b)
........ 590 627,539
LLPL Capital Pte. Ltd., 6.88%, 02/04/39
(d)
.. 426 485,377
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
.................... 1,358 1,318,363
Naturgy Finance BV, (EUR Swap Annual 5 Year
+ 2.44%), 2.37%
(a)(d)(k)
............. EUR 2,000 2,280,803
NextEra Energy Capital Holdings, Inc., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.55%), 3.80%, 03/15/82
(a)
USD 12,610 12,828,623
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
.................... 2 2,070
NRG Energy, Inc.
(b)
3.63%, 02/15/31 ................. 132 128,700
3.88%, 02/15/32 ................. 237 232,260
Oncor Electric Delivery Co. LLC, 3.10%,
09/15/49 ..................... 165 172,174
Pacific Gas & Electric Co., 4.20%, 06/01/41 . 4,040 4,065,764
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 176 182,600
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
PG&E Corp., 5.25%, 07/01/30 ......... USD 139 $ 145,769
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
.................... 1,191 1,305,113
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(d)
............... 671 740,908
Texas Competitive Electric Holdings Co. LLC,
5.10%, 12/31/49
(e)(f)(m)
............. 815 —
Virginia Electric & Power Co., Series B, 3.80%,
09/15/47 ..................... 500 564,892
Vistra Operations Co. LLC, 4.38%, 05/01/29
(b)
216 216,352
34,672,959
Electrical Equipment — 0.1%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(d)
.................... EUR 979 1,076,009
Orano SA, 2.75%, 03/08/28
(d)
......... 1,000 1,184,040
Sensata Technologies BV
(b)
5.63%, 11/01/24 ................. USD 123 135,214
5.00%, 10/01/25 ................. 42 45,570
4.00%, 04/15/29 ................. 415 423,818
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 367 370,670
3,235,321
Electronic Equipment, Instruments & Components — 0.1%
AAC Technologies Holdings, Inc., 3.75%,
06/02/31
(d)
.................... 735 727,275
Belden, Inc.
(d)
4.13%, 10/15/26 ................. EUR 310 359,245
3.88%, 03/15/28 ................. 300 351,455
3.38%, 07/15/31 ................. 200 233,654
II-VI, Inc., 5.00%, 12/15/29
(b)
.......... USD 248 253,263
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
248 260,400
Zhen Ding Technology Holding Ltd., 0.00%,
06/30/25
(d)(i)(l)
.................. 400 401,400
2,586,692
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 151 158,550
6.25%, 04/01/28 ................. 613 639,187
CGG SA, 7.75%, 04/01/27
(d)
.......... EUR 1,870 2,110,899
ChampionX Corp., 6.38%, 05/01/26 ...... USD 46 47,840
Hilong Holding Ltd., 9.75%, 11/18/24
(d)
.... 1,450 1,172,053
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 69 63,825
7.50%, 01/15/28 ................. 157 142,085
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.. 146 151,138
Tervita Corp., 11.00%, 12/01/25
(b)
....... 131 150,814
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 104 101,920
USA Compression Partners LP
6.88%, 04/01/26 ................. 502 522,080
6.88%, 09/01/27 ................. 294 310,538
Vallourec SA, 8.50%, 06/30/26
(d)
........ EUR 1,100 1,289,294
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. USD 17 17,987
8.63%, 04/30/30 ................. 258 267,843
7,146,053
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., 10.00%,
06/15/26
(b)
.................... 293 289,500
Banijay Group SAS, 6.50%, 03/01/26
(d)
.... EUR 2,300 2,717,563
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 135 137,362
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 58 58,580
6.50%, 05/15/27 ................. 39 42,656
4.75%, 10/15/27 ................. 131 134,603

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Entertainment (continued)
3.75%, 01/15/28 ................. USD 626 $ 621,305
Netflix, Inc., 3.88%, 11/15/29
(d)
......... EUR 1,000 1,372,963
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(d)
GBP 344 465,336
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. USD 418 409,640
WMG Acquisition Corp.
3.88%, 07/15/30
(b)
................ 126 128,047
2.25%, 08/15/31
(d)
................ EUR 1,265 1,421,624
7,799,179
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Finance Trust, Inc., 4.50%,
09/30/28
(b)
.................... USD 82 82,604
American Tower Corp., 3.13%, 01/15/27 ... 1,000 1,046,929
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 133 130,482
Crown Castle International Corp.
3.80%, 02/15/28 ................. 1,000 1,088,094
3.30%, 07/01/30 ................. 865 912,407
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 179 182,580
Diversified Healthcare Trust, 9.75%, 06/15/25 215 232,619
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 138 134,773
GLP Capital LP, 3.25%, 01/15/32 ....... 1,605 1,613,651
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 214 216,140
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 248 253,821
Iron Mountain, Inc., 5.63%, 07/15/32
(b)
.... 364 389,547
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(d)
. 334 342,350
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 ................. 512 547,184
4.63%, 06/15/25
(b)
................ 363 386,991
5.75%, 02/01/27 ................. 36 40,680
4.50%, 01/15/28 ................. 584 630,720
3.88%, 02/15/29
(b)
................ 1,031 1,082,550
MPT Operating Partnership LP
5.00%, 10/15/27 ................. 85 88,931
4.63%, 08/01/29 ................. 221 233,155
3.50%, 03/15/31 ................. 845 854,506
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 357 364,140
4.50%, 02/15/29
(b)
................ 392 392,000
RLJ Lodging Trust LP
(b)
3.75%, 07/01/26 ................. 149 149,820
4.00%, 09/15/29 ................. 125 123,665
SBA Communications Corp., 3.88%, 02/15/27 487 501,610
Service Properties Trust
4.35%, 10/01/24 ................. 46 45,080
7.50%, 09/15/25 ................. 94 101,843
5.50%, 12/15/27 ................. 295 302,753
Trust Fibra Uno
4.87%, 01/15/30
(b)
................ 905 961,166
6.95%, 01/30/44
(d)
................ 471 578,241
Uniti Group LP
(b)
4.75%, 04/15/28 ................. 104 103,140
6.50%, 02/15/29 ................. 409 407,595
6.00%, 01/15/30 ................. 295 283,892
VICI Properties LP
(b)
3.50%, 02/15/25 ................. 203 206,045
4.25%, 12/01/26 ................. 323 336,395
4.63%, 12/01/29 ................. 193 205,395
4.13%, 08/15/30 ................. 650 687,375
16,240,869
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 259 263,856
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
4.63%, 01/15/27 ................. USD 421 $ 441,814
4.88%, 02/15/30 ................. 170 183,553
Bellis Acquisition Co. plc
(d)
3.25%, 02/16/26 ................. GBP 1,256 1,634,392
4.50%, 02/16/26 ................. 2,064 2,788,140
Casino Guichard Perrachon SA
(d)
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(k)
.................... EUR 1,200 891,446
3.58%, 02/07/25
(c)
................ 500 548,433
6.63%, 01/15/26 ................. 100 114,864
5.25%, 04/15/27 ................. 1,175 1,265,272
Iceland Bondco plc
(d)
4.63%, 03/15/25 ................. GBP 1,900 2,407,797
4.38%, 05/15/28 ................. 580 684,970
Ocado Group plc, 3.88%, 10/08/26
(d)
..... 1,491 1,964,773
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 208 206,348
Picard Groupe SAS, 3.88%, 07/01/26
(d)
... EUR 839 965,948
Quatrim SASU, 5.88%, 01/15/24
(d)
...... 1,500 1,751,854
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 164 175,611
US Foods, Inc.
(b)
6.25%, 04/15/25 ................. 50 52,062
4.75%, 02/15/29 ................. 204 207,315
16,548,448
Food Products — 0.6%
China Modern Dairy Holdings Ltd., 2.13%,
07/14/26
(d)
.................... 1,150 1,094,398
Chobani LLC
(b)
7.50%, 04/15/25 ................. 1,329 1,368,139
4.63%, 11/15/28 ................. 151 155,146
CP Foods Capital Ltd., 0.50%, 06/18/25
(d)(i)
. 800 813,200
Gruma SAB de CV, 4.88%, 12/01/24
(d)
.... 760 825,217
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24
(d)
............ 800 798,400
Indofood CBP Sukses Makmur Tbk. PT, 3.40%,
06/09/31
(d)
.................... 647 651,853
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 302 306,530
Knight Castle Investments Ltd., 7.99%,
01/23/21
(d)(f)(m)
.................. 1,400 979,562
Kraft Heinz Foods Co.
2.25%, 05/25/28
(d)
................ EUR 600 731,545
4.63%, 10/01/39 ................. USD 67 78,690
6.50%, 02/09/40 ................. 145 206,226
5.00%, 06/04/42 ................. 9 11,196
5.20%, 07/15/45 ................. 427 542,919
4.38%, 06/01/46 ................. 1,591 1,863,062
5.50%, 06/01/50 ................. 776 1,050,615
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 65 70,363
4.13%, 01/31/30 ................. 120 123,143
4.38%, 01/31/32 ................. 116 119,627
Pilgrim's Pride Corp.
(b)
4.25%, 04/15/31 ................. 19 19,950
3.50%, 03/01/32 ................. 423 427,230
Post Holdings, Inc.
(b)
5.50%, 12/15/29 ................. 46 48,329
4.50%, 09/15/31 ................. 177 175,672
Premier Foods Finance plc
3.50%, 10/15/26
(d)
................ GBP 2,548 3,410,046
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 155 152,675
Tereos Finance Groupe I SA, 7.50%, 10/30/25
(d)
EUR 815 994,527
17,018,260

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... USD 159 $ 160,789
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
2.63%, 11/01/25
(d)
................ EUR 1,200 1,396,901
4.63%, 07/15/28
(b)
................ USD 527 549,398
3.88%, 11/01/29
(b)
................ 274 276,989
Hologic, Inc., 3.25%, 02/15/29
(b)
........ 95 95,000
Mozart Debt Merger Sub, Inc.
(b)
3.88%, 04/01/29 ................. 290 288,976
5.25%, 10/01/29 ................. 1,007 1,020,736
Ortho-Clinical Diagnostics, Inc.
(b)
7.38%, 06/01/25 ................. 1,246 1,314,530
7.25%, 02/01/28 ................. 242 260,150
5,202,680
Health Care Providers & Services — 1.0%
180 Medical, Inc., 3.88%, 10/15/29
(b)
..... 200 202,500
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 98 103,005
5.00%, 04/15/29 ................. 66 67,815
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 35 37,100
5.13%, 03/01/30 ................. 55 55,962
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
103 101,970
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
... 64 60,000
Akumin, Inc., 7.00%, 11/01/25
(b)
........ 152 144,658
CAB SELAS
3.38%, 02/01/28
(d)
................ EUR 3,664 4,165,899
Cano Health LLC, 6.25%, 10/01/28
(b)
..... USD 139 139,004
Centene Corp.
2.45%, 07/15/28 ................. 367 361,495
4.63%, 12/15/29 ................. 554 597,467
3.00%, 10/15/30 ................. 439 446,248
2.50%, 03/01/31 ................. 674 656,149
2.63%, 08/01/31 ................. 642 629,160
Chrome Bidco SASU, 3.50%, 05/31/28
(d)
... EUR 3,453 3,960,709
Chrome Holdco SASU, 5.00%, 05/31/29
(d)
.. 1,708 1,944,558
Community Health Systems, Inc.
(b)
6.63%, 02/15/25 ................. USD 998 1,032,930
8.00%, 03/15/26 ................. 1,000 1,051,250
5.63%, 03/15/27 ................. 504 533,398
6.00%, 01/15/29 ................. 371 395,579
6.88%, 04/15/29 ................. 142 144,663
6.13%, 04/01/30 ................. 139 137,515
CVS Health Corp., 5.05%, 03/25/48 ...... 600 784,463
DaVita, Inc., 4.63%, 06/01/30
(b)
........ 11 11,261
Encompass Health Corp.
4.50%, 02/01/28 ................. 44 45,265
4.75%, 02/01/30 ................. 150 154,500
4.63%, 04/01/31 ................. 231 235,042
HCA, Inc.
5.63%, 09/01/28 ................. 387 452,205
5.88%, 02/01/29 ................. 138 164,434
3.50%, 09/01/30 ................. 481 508,357
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 216 213,840
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(d)(k)
GBP 1,300 1,753,026
Laboratoire Eimer Selas, 5.00%, 02/01/29
(d)
. EUR 1,195 1,376,085
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. USD 100 104,250
4.38%, 02/15/27 ................. 53 53,397
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 268 266,660
MEDNAX, Inc., 6.25%, 01/15/27
(b)
....... 126 131,828
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(b)
.................... USD 51 $ 52,084
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 133 139,650
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 69 71,070
3.88%, 11/15/30 ................. 209 216,838
3.88%, 05/15/32 ................. 145 145,906
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 97 97,243
Phoenix PIB Dutch Finance BV, 2.38%,
08/05/25
(d)
.................... EUR 1,000 1,164,572
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... USD 285 302,100
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 115 121,521
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 267 269,003
10.00%, 04/15/27 ................ 1,488 1,581,000
Tenet Healthcare Corp.
(b)
4.63%, 09/01/24 ................. 219 223,928
7.50%, 04/01/25 ................. 263 276,794
4.88%, 01/01/26 ................. 503 516,646
6.25%, 02/01/27 ................. 640 662,400
5.13%, 11/01/27 ................. 5 5,206
4.63%, 06/15/28 ................. 48 49,320
6.13%, 10/01/28 ................. 403 425,653
4.25%, 06/01/29 ................. 102 103,580
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 123 128,381
29,776,542
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 373 386,167
Hotels, Restaurants & Leisure — 2.2%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 260 263,318
4.38%, 01/15/28 ................. 511 521,220
Accor SA
(d)
(EUR Swap Annual 5 Year + 4.56%),
4.37%
(a)(k)
.................... EUR 1,200 1,388,401
0.70%, 12/07/27
(i)
................ 459 269,582
Affinity Gaming, 6.88%, 12/15/27
(b)
...... USD 124 128,960
Boyd Gaming Corp.
8.63%, 06/01/25
(b)
................ 13 13,930
4.75%, 12/01/27 ................. 125 127,500
4.75%, 06/15/31
(b)
................ 356 363,120
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 240 247,200
Burger King France SAS, (EURIBOR 3 Month +
4.75%), 4.75%, 11/01/26
(a)(d)
......... EUR 3,125 3,606,672
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. USD 982 1,030,732
8.13%, 07/01/27 ................. 1,080 1,196,035
4.63%, 10/15/29 ................. 493 493,000
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 442 461,587
Carnival Corp.
10.13%, 02/01/26
(d)
............... EUR 1,928 2,479,394
7.63%, 03/01/26
(d)
................ 1,806 2,158,938
5.75%, 03/01/27
(b)
................ USD 831 831,000
9.88%, 08/01/27
(b)
................ 335 382,809
4.00%, 08/01/28
(b)
................ 980 972,650
6.00%, 05/01/29
(b)
................ 393 391,035
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 122 127,032
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 394 407,790
6.50%, 10/01/28 ................. 93 99,045

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Champion Path Holdings Ltd.
(d)
4.50%, 01/27/26 ................. USD 1,906 $ 1,824,995
4.85%, 01/27/28 ................. 678 645,498
Churchill Downs, Inc., 4.75%, 01/15/28
(b)
.. 498 515,430
Cirsa Finance International SARL
(d)
6.25%, 12/20/23 ................. EUR 85 97,737
4.75%, 05/22/25 ................. 929 1,048,416
4.50%, 03/15/27 ................. 3,749 4,172,201
Codere Finance 2 Luxembourg SA
(d)
11.00%, 09/30/26
(c)
............... 307 363,931
12.75%, (12.75% Cash or 12.75% PIK),
11/30/27
(a)(j)
................... 80 87,118
CPUK Finance Ltd.
(d)
4.88%, 08/28/25 ................. GBP 1,200 1,624,293
4.50%, 08/28/27 ................. 603 817,865
Empire Resorts, Inc., 7.75%, 11/01/26
(b)
... USD 200 201,000
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
.... 56 56,560
Expedia Group, Inc., 2.95%, 03/15/31 .... 2,120 2,116,990
Fortune Star BVI Ltd.
(d)
5.95%, 01/29/23 ................. 200 201,920
6.75%, 07/02/23 ................. 256 260,506
6.85%, 07/02/24 ................. 1,382 1,418,623
5.95%, 10/19/25 ................. 1,380 1,382,898
5.05%, 01/27/27 ................. 600 570,060
Gamma Bidco SpA, 6.25%, 07/15/25
(d)
.... EUR 2,845 3,322,600
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
... USD 394 394,000
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................ 74 77,005
4.88%, 01/15/30 ................. 128 136,800
4.00%, 05/01/31
(b)
................ 510 521,495
InterContinental Hotels Group plc, 3.38%,
10/08/28
(d)
.................... GBP 175 248,151
International Game Technology plc, 3.50%,
06/15/26
(d)
.................... EUR 2,000 2,320,832
IRB Holding Corp., 7.00%, 06/15/25
(b)
.... USD 210 222,174
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 175 181,125
8.00%, 04/15/26 ................. 187 195,961
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
144 139,320
Marriott International, Inc., Series EE, 5.75%,
05/01/25 ..................... 98 110,313
Melco Resorts Finance Ltd.
(d)
5.25%, 04/26/26 ................. 1,933 1,906,783
5.38%, 12/04/29 ................. 545 526,368
MGM Resorts International
6.00%, 03/15/23 ................. 186 194,370
5.75%, 06/15/25 ................. 23 24,754
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(a)(d)(j)
.......... EUR 1,125 1,315,246
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... USD 101 101,505
Minor International PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 7.92%), 2.70%
(a)(d)(k)
............. 695 688,397
NCL Corp. Ltd.
(b)
10.25%, 02/01/26 ................ 58 67,462
5.88%, 03/15/26 ................. 249 247,897
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 280 275,800
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 143 154,440
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
99 96,030
Powdr Corp., 6.00%, 08/01/25
(b)
........ 171 177,840
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 128 127,000
5.88%, 09/01/31 ................. 128 128,444
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. USD 194 $ 195,940
Royal Caribbean Cruises Ltd.
(b)
9.13%, 06/15/23 ................. 196 207,270
11.50%, 06/01/25 ................ 263 294,560
5.50%, 08/31/26 ................. 112 113,882
5.50%, 04/01/28 ................. 333 336,849
Scientific Games International, Inc.
8.63%, 07/01/25
(b)
................ 626 668,255
5.00%, 10/15/25
(b)
................ 379 390,180
3.38%, 02/15/26
(d)
................ EUR 2,800 3,212,525
8.25%, 03/15/26
(b)
................ USD 256 269,440
7.00%, 05/15/28
(b)
................ 138 146,970
7.25%, 11/15/29
(b)
................ 50 55,750
Sisal Group SpA, 7.00%, 07/31/23
(d)
..... EUR 825 940,427
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 675 720,861
Station Casinos LLC, 4.63%, 12/01/31
(b)
... 169 170,386
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 ................. GBP 1,272 1,747,541
8.25%, 07/31/25 ................. 2,113 2,898,662
Studio City Finance Ltd.
6.00%, 07/15/25
(d)
................ USD 1,018 982,561
5.00%, 01/15/29
(d)
................ 575 516,529
5.00%, 01/15/29
(b)
................ 1,500 1,347,469
Travel + Leisure Co., 6.63%, 07/31/26
(b)
... 152 168,544
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 154 160,160
Viking Cruises Ltd., 5.88%, 09/15/27
(b)
.... 250 238,050
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 196 195,755
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 147 151,410
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 50 51,116
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 174 182,482
5.13%, 10/01/29 ................. 440 446,600
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
..... 12 12,990
66,092,267
Household Durables — 0.6%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 54 56,970
4.63%, 08/01/29 ................. 110 108,625
4.63%, 04/01/30 ................. 129 126,742
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 388 388,272
4.88%, 02/15/30 ................. 129 131,942
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
122 128,100
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 101 105,040
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 124 129,580
Mattamy Group Corp., 5.25%, 12/15/27
(b)
.. 118 124,107
Meritage Homes Corp., 5.13%, 06/06/27 ... 60 66,079
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
127 129,540
Newell Brands, Inc., 6.00%, 04/01/46
(c)
.... 8,263 10,601,760
Nobel Bidco BV, 3.13%, 06/15/28
(d)
...... EUR 3,118 3,465,534
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
USD 204 196,086
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 2 2,240
5.13%, 08/01/30 ................. 79 86,900
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 154 156,695
3.88%, 10/15/31 ................. 184 184,348
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 2 2,147
5.70%, 06/15/28 ................. 65 71,500

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Household Durables (continued)
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... USD 251 $ 259,158
16,521,365
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 . 394 397,447
Energizer Holdings, Inc.
(b)
4.75%, 06/15/28 ................. 95 97,019
4.38%, 03/31/29 ................. 23 22,447
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 122 127,947
5.50%, 07/15/30 ................. 82 87,945
3.88%, 03/15/31 ................. 73 72,088
804,893
Independent Power and Renewable Electricity Producers — 0.1%
Adani Green Energy Ltd., 4.38%, 09/08/24
(d)
795 805,931
Calpine Corp.
(b)
4.50%, 02/15/28 ................. 121 125,538
5.13%, 03/15/28 ................. 783 794,870
4.63%, 02/01/29 ................. 106 104,542
5.00%, 02/01/31 ................. 5 5,000
3.75%, 03/01/31 ................. 89 85,774
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 50 52,562
3.75%, 01/15/32 ................. 185 183,613
Colbun SA, 3.15%, 03/06/30
(d)
......... 1,853 1,849,294
4,007,124
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 2,034 2,427,295
Insurance — 0.9%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 253 249,837
AIA Group Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 1.76%),
2.70%
(a)(d)(k)
................... 915 913,902
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 985 985,000
6.75%, 10/15/27 ................. 1,335 1,385,063
5.88%, 11/01/29 ................. 918 933,973
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 129 130,290
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(j)
......... 226 238,495
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(d)(k)
..... 1,056 1,114,080
Assicurazioni Generali SpA, (EURIBOR 3
Month + 5.35%), 5.50%, 10/27/47
(a)(d)
... EUR 150 207,193
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
.. USD 43 41,817
AXA SA, (EURIBOR 3 Month + 2.40%), 1.37%,
10/07/41
(a)(d)
................... EUR 2,400 2,664,817
BNP Paribas Cardif SA, (EURIBOR 3 Month +
3.93%), 4.03%
(a)(d)(k)
.............. 200 254,455
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
USD 114 112,005
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(d)(k)
................... GBP 1,125 1,462,062
CNP Assurances, (EURIBOR 3 Month +
4.60%), 4.50%, 06/10/47
(a)(d)
......... EUR 100 135,055
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(d)(k)
................... USD 1,200 1,176,000
Galaxy Bidco Ltd., 6.50%, 07/31/26
(d)
..... GBP 3,755 5,230,992
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 252 261,450
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 296 304,140
Security
Par (000)
Par (000) Value
Insurance (continued)
KDB Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.66%), 7.50%
(a)(d)(k)
.......... USD 1,260 $ 1,247,400
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(d)(k)
.............. GBP 414 617,107
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.63%, 05/23/59
(a)(d)
... EUR 1,300 1,524,452
Muang Thai Life Assurance PCL, (US Treasury
Yield Curve Rate T Note Constant Maturity
10 Year + 2.40%), 3.55%, 01/27/37
(a)(d)
.. USD 1,275 1,283,746
NFP Corp.
(b)
4.88%, 08/15/28 ................. 205 207,050
6.88%, 08/15/28 ................. 1,146 1,148,957
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)(d)
.. 1,200 1,326,199
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)(d)
................... EUR 1,000 1,288,470
Tongyang Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.98%), 5.25%
(a)(d)(k)
.......... USD 800 844,960
ZhongAn Online P&C Insurance Co. Ltd.
(d)
3.13%, 07/16/25 ................. 700 675,500
3.50%, 03/08/26 ................. 500 485,000
28,449,467
Interactive Media & Services — 0.0%
Baidu, Inc., 4.13%, 06/30/25 .......... 600 645,642
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
.................... 112 109,200
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 173 180,288
935,130
Internet & Direct Marketing Retail — 0.4%
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 105 102,637
Baozun, Inc., 1.63%, 05/01/24
(i)
........ 413 379,960
Go Daddy Operating Co. LLC
(b)
5.25%, 12/01/27 ................. 120 124,050
3.50%, 03/01/29 ................. 119 118,089
HSE Finance SARL, 5.63%, 10/15/26
(d)
... EUR 2,294 2,670,154
Match Group Holdings II LLC
(b)
4.13%, 08/01/30 ................. USD 163 164,630
3.63%, 10/01/31 ................. 138 134,033
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(d)(k)
............. EUR 2,300 2,574,035
Very Group Funding plc (The), 6.50%,
08/01/26
(d)
.................... GBP 3,714 5,005,468
11,273,056
IT Services — 0.7%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. USD 261 259,695
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
100 99,250
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 195 194,899
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
..... 128 132,160
Banff Merger Sub, Inc., 8.38%, 09/01/26
(d)
.. EUR 410 485,806
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
USD 131 130,828
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 103 104,803
4.00%, 07/01/29 ................. 457 472,028
CA Magnum Holdings
5.38%, 10/31/26
(b)
................ 277 286,363
5.38%, 10/31/26
(d)
................ 1,000 1,033,800
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 268 259,960
5.63%, 09/15/28 ................. 200 197,162
Centurion Bidco SpA, 5.88%, 09/30/26
(d)
... EUR 5,236 6,125,119

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
Endure Digital, Inc., 6.00%, 02/15/29
(b)
.... USD 137 $ 127,410
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 149 155,613
3.63%, 06/15/29 ................. 256 258,829
3.75%, 10/01/30 ................. 128 130,867
Global Payments, Inc., 2.90%, 05/15/30 ... 3,260 3,319,176
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 400 412,000
MoneyGram International, Inc., 5.38%,
08/01/26
(b)
.................... 116 117,740
Nexi SpA, 0.00%, 02/24/28
(d)(i)(l)
........ EUR 1,300 1,390,058
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. USD 159 157,410
6.00%, 02/15/28 ................. 262 256,760
10.75%, 06/01/28 ................ 109 118,810
Square, Inc., 3.50%, 06/01/31
(b)
........ 383 392,575
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 74 76,590
Twilio, Inc., 3.88%, 03/15/31 .......... 206 207,998
United Group BV
(d)
4.88%, 07/01/24 ................. EUR 600 688,644
4.00%, 11/15/27 ................. 2,199 2,478,526
4.63%, 08/15/28 ................. 1,196 1,359,830
21,430,709
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ USD 14 14,507
6.20%, 10/01/40 ................. 472 610,707
5.45%, 11/01/41 ................. 21 25,069
650,283
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 15 15,600
3.75%, 03/15/29 ................. 32 32,320
4.00%, 03/15/31 ................. 93 95,289
PRA Health Sciences, Inc., 2.88%, 07/15/26 285 285,356
Syneos Health, Inc., 3.63%, 01/15/29 .... 272 268,600
697,165
Machinery — 0.4%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 108 112,320
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 191 192,433
Clark Equipment Co., 5.88%, 06/01/25
(b)
... 34 35,275
Colfax Corp., 6.38%, 02/15/26
(b)
........ 132 136,455
EnPro Industries, Inc., 5.75%, 10/15/26 ... 126 131,670
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 153 155,295
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
......... 167 175,350
IMA Industria Macchine Automatiche SpA
(d)
3.75%, 01/15/28 ................. EUR 508 573,323
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
................... 373 424,685
Meritor, Inc., 4.50%, 12/15/28
(b)
........ USD 133 133,332
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
98 98,980
Novafives SAS, 5.00%, 06/15/25
(d)
...... EUR 800 855,014
OT Merger Corp., 7.88%, 10/15/29
(b)
..... USD 144 141,660
Renk AG, 5.75%, 07/15/25
(d)
.......... EUR 1,749 2,067,899
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... USD 153 156,060
Schenck Process Holding GmbH, 5.38%,
06/15/23
(d)
.................... EUR 1,200 1,363,481
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
USD 80 85,300
Terex Corp., 5.00%, 05/15/29
(b)
........ 249 255,847
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,272 1,291,080
Titan International, Inc., 7.00%, 04/30/28 .. 54 57,510
Security
Par (000)
Par (000) Value
Machinery (continued)
TK Elevator Holdco GmbH
6.63%, 07/15/28
(d)
................ EUR 990 $ 1,187,346
7.63%, 07/15/28
(b)
................ USD 843 903,064
TK Elevator Midco GmbH, 4.38%, 07/15/27
(d)
EUR 1,888 2,219,346
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 376 395,270
Wabash National Corp., 4.50%, 10/15/28
(b)
. 281 283,810
13,431,805
Marine — 0.2%
CMA CGM SA, 7.50%, 01/15/26
(d)
....... EUR 1,800 2,254,869
Danaos Corp., 8.50%, 03/01/28
(b)
....... USD 2,413 2,642,235
Seaspan Corp., 5.50%, 08/01/29
(b)
...... 2,205 2,216,025
7,113,129
Media — 1.8%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
.................... 73 76,468
Altice Financing SA
2.25%, 01/15/25
(d)
................ EUR 380 421,730
3.00%, 01/15/28
(d)
................ 747 804,917
5.00%, 01/15/28
(b)
................ USD 269 262,515
4.25%, 08/15/29
(d)
................ EUR 3,349 3,725,141
5.75%, 08/15/29
(b)
................ USD 783 775,170
AMC Networks, Inc.
5.00%, 04/01/24 ................. 10 10,075
4.75%, 08/01/25 ................. 102 104,167
4.25%, 02/15/29 ................. 117 116,269
Block Communications, Inc., 4.88%, 03/01/28
(b)
254 254,000
Cable One, Inc.
(b)
1.13%, 03/15/28
(i)
................ 131 129,667
4.00%, 11/15/30 ................. 79 77,420
Charter Communications Operating LLC
5.13%, 07/01/49
(h)
................ 1,000 1,159,970
3.70%, 04/01/51
(h)
................ 2,410 2,329,956
4.40%, 12/01/61 ................. 5,750 5,948,416
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 764 792,650
Clear Channel Outdoor Holdings, Inc.
(b)
7.75%, 04/15/28 ................. 576 616,320
7.50%, 06/01/29 ................. 784 836,920
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
............... 888 918,867
Comcast Corp.
3.75%, 04/01/40 ................. 910 1,018,769
4.05%, 11/01/52 ................. 260 303,663
2.94%, 11/01/56
(b)
................ 448 426,735
2.99%, 11/01/63
(b)
................ 299 283,759
CSC Holdings LLC
(b)
5.75%, 01/15/30 ................. 450 448,313
4.13%, 12/01/30 ................. 266 259,682
4.50%, 11/15/31 ................. 246 242,925
5.00%, 11/15/31 ................. 595 573,431
DIRECTV Holdings LLC, 5.88%, 08/15/27
(b)
. 363 371,607
DISH DBS Corp.
5.88%, 07/15/22 ................. 504 512,190
5.25%, 12/01/26
(b)
................ 907 921,317
5.75%, 12/01/28
(b)
................ 699 705,990
5.13%, 06/01/29 ................. 86 78,260
DISH Network Corp., 3.38%, 08/15/26
(i)
... 111 105,067
GCI LLC, 4.75%, 10/15/28
(b)
.......... 108 110,835
Grupo Televisa SAB
4.63%, 01/30/26 ................. 562 608,295
5.00%, 05/13/45 ................. 1,133 1,334,674
iHeartCommunications, Inc., 8.38%, 05/01/27 34 35,496
ITV plc, 1.38%, 09/26/26
(d)
........... EUR 100 116,511

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 ................. USD 356 $ 373,800
5.13%, 07/15/29 ................. 383 384,915
Liberty Broadband Corp.
(b)(i)
1.25%, 09/30/50 ................. 258 254,388
2.75%, 09/30/50 ................. 621 629,064
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(b)
111 113,636
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 122 125,660
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
212 216,935
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 588 593,880
6.50%, 09/15/28 ................. 1,319 1,324,982
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
.. 88 87,890
SES SA, (EUR Swap Annual 5 Year + 3.19%),
2.87%
(a)(d)(k)
................... EUR 1,650 1,880,873
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 153 144,968
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 389 389,113
4.00%, 07/15/28 ................. 308 309,721
4.13%, 07/01/30 ................. 48 48,000
3.88%, 09/01/31 ................. 753 738,279
Summer BC Bidco B LLC, 5.50%, 10/31/26
(b)
350 358,302
Summer BC Holdco A SARL, 9.25%, 10/31/27
(d)
EUR 3,334 4,089,482
Summer BC Holdco B SARL, 5.75%,
10/31/26
(d)
.................... 1,839 2,177,156
Summer BidCo BV
(d)(j)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 103 119,194
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 182 211,911
Tele Columbus AG, 3.88%, 05/02/25
(d)
.... 2,559 2,869,720
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 400 412,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
484 523,093
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 46 46,460
6.63%, 06/01/27 ................. 106 114,215
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
227 231,540
UPC Holding BV, 3.88%, 06/15/29
(d)
..... EUR 1,400 1,623,786
UPCB Finance VII Ltd., 3.63%, 06/15/29
(d)
.. 2,169 2,518,795
Videotron Ltd., 3.63%, 06/15/29
(b)
....... USD 204 205,020
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(d)
............... GBP 500 676,618
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 504 507,803
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... 285 286,425
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 435 446,136
52,851,917
Metals & Mining — 0.9%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(d)
.................... 1,563 1,691,948
Allegheny Technologies, Inc.
4.88%, 10/01/29 ................. 129 129,129
5.13%, 10/01/31 ................. 145 146,087
AngloGold Ashanti Holdings plc, 3.38%,
11/01/28 ..................... 672 665,750
ArcelorMittal SA, 1.75%, 11/19/25
(d)
...... EUR 600 716,750
Arconic Corp.
(b)
6.00%, 05/15/25 ................. USD 94 98,230
6.13%, 02/15/28 ................. 197 209,647
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 827 894,194
Constellium SE
(b)
5.88%, 02/15/26 ................. 434 439,742
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
5.63%, 06/15/28 ................. USD 250 $ 262,883
3.75%, 04/15/29 ................. 272 267,619
Freeport-McMoRan, Inc.
4.38%, 08/01/28 ................. 99 103,826
5.40%, 11/14/34 ................. 34 41,395
5.45%, 03/15/43 ................. 1,059 1,331,259
GUSAP III LP, 4.25%, 01/21/30
(d)
....... 1,234 1,307,500
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 92 100,050
JSW Steel Ltd.
(d)
5.95%, 04/18/24 ................. 200 212,000
5.38%, 04/04/25 ................. 678 710,205
3.95%, 04/05/27 ................. 1,350 1,333,125
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 203 205,030
4.50%, 06/01/31 ................. 123 121,001
KME SE, 6.75%, 02/01/23
(d)
.......... EUR 682 743,069
New Gold, Inc.
(b)
6.38%, 05/15/25 ................. USD 57 58,567
7.50%, 07/15/27 ................. 416 442,000
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 362 365,168
4.75%, 01/30/30 ................. 459 482,524
3.88%, 08/15/31 ................. 438 435,262
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(d)
EUR 1,183 1,383,480
Periama Holdings LLC, 5.95%, 04/19/26
(d)
.. USD 1,630 1,731,875
thyssenkrupp AG, 2.88%, 02/22/24
(d)
..... EUR 1,586 1,855,317
United States Steel Corp., 6.88%, 03/01/29 . USD 246 264,757
Vale Overseas Ltd.
6.25%, 08/10/26 ................. 874 1,009,634
3.75%, 07/08/30 ................. 660 681,986
Vedanta Resources Finance II plc
8.00%, 04/23/23
(d)
................ 1,846 1,804,811
13.88%, 01/21/24
(d)
............... 3,084 3,263,836
8.95%, 03/11/25
(b)
................ 400 391,000
8.95%, 03/11/25
(d)
................ 500 488,750
9.25%, 04/23/26
(d)
................ 1,570 1,471,875
Vedanta Resources Ltd., 7.13%, 05/31/23
(d)
. 539 520,405
28,381,686
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(b)
.................... 54 55,890
Multiline Retail — 0.1%
Falabella SA, 3.38%, 01/15/32
(b)
........ 690 682,065
Marks & Spencer plc, 4.50%, 07/10/27
(c)(d)
.. GBP 1,000 1,399,471
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. USD 198 210,151
2,291,687
Multi-Utilities — 0.2%
Dominion Energy, Inc., Series C, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.20%), 4.35%
(a)(k)
.......... 4,445 4,589,462
Oil, Gas & Consumable Fuels — 2.5%
Adani Green Energy UP Ltd., 6.25%,
12/10/24
(d)
.................... 829 897,289
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 280 300,776
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 77 79,791
5.38%, 06/15/29 ................. 125 131,877
Antero Resources Corp.
(b)
7.63%, 02/01/29 ................. 308 341,880
5.38%, 03/01/30 ................. 97 103,693
Apache Corp.
4.25%, 01/15/30 ................. 122 132,394
5.10%, 09/01/40 ................. 270 305,100

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.25%, 02/01/42 ................. USD 123 $ 142,064
5.35%, 07/01/49 ................. 86 98,255
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 187 249,645
5.88%, 06/30/29 ................. 409 393,536
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(b)
113 114,107
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 14 14,455
5.85%, 11/15/43 ................. 161 157,982
Callon Petroleum Co.
6.13%, 10/01/24 ................. 271 266,935
9.00%, 04/01/25
(b)
................ 530 572,400
8.00%, 08/01/28
(b)
................ 397 400,970
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
.................... 50 51,000
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 500 564,159
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 278 294,680
4.00%, 03/01/31 ................. 249 261,189
3.25%, 01/31/32
(b)
................ 831 839,310
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 1,015 1,079,676
Chesapeake Energy Corp., 5.88%, 02/01/29
(b)
17 18,186
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
. 325 334,454
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
118 117,558
CNX Resources Corp., 6.00%, 01/15/29
(b)
.. 152 158,080
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 115 124,200
5.88%, 07/01/29 ................. 253 260,590
Comstock Resources, Inc.
(b)
7.50%, 05/15/25 ................. 33 34,031
6.75%, 03/01/29 ................. 339 367,680
5.88%, 01/15/30 ................. 382 391,550
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(d)
.................... 695 709,513
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 403 420,631
Crestwood Midstream Partners LP, 6.00%,
02/01/29
(b)
.................... 5 5,194
CrownRock LP, 5.63%, 10/15/25
(b)
...... 510 521,475
Cullinan Holdco SCSp, 4.63%, 10/15/26
(d)
.. EUR 1,841 2,119,977
DCP Midstream Operating LP
6.45%, 11/03/36
(b)
................ USD 41 53,656
6.75%, 09/15/37
(b)
................ 179 239,439
5.60%, 04/01/44 ................. 28 34,832
Diamondback Energy, Inc., 4.75%, 05/31/25
(h)
1,525 1,670,542
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 256 262,080
4.38%, 06/15/31 ................. 585 608,400
Enbridge, Inc.
4.00%, 10/01/23 ................. 514 536,644
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
................... 360 390,738
Energy Transfer LP
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(k)
.................... 703 715,303
5.15%, 02/01/43 ................. 150 165,408
5.30%, 04/15/47 ................. 721 835,470
5.00%, 05/15/50 ................. 1,060 1,219,740
Eni SpA, Series NC9, (EUR Swap Annual 5
Year + 2.77%), 2.75%
(a)(d)(k)
.......... EUR 850 966,457
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ USD 209 217,360
5.38%, 06/01/29 ................. 44 44,990
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP
4.40%, 04/01/24 ................. USD 85 $ 88,825
4.15%, 06/01/25 ................. 4 4,146
4.85%, 07/15/26 ................. 126 132,615
5.60%, 04/01/44 ................. 30 30,257
5.05%, 04/01/45 ................. 143 137,995
Enterprise Products Operating LLC
4.80%, 02/01/49 ................. 320 389,443
3.95%, 01/31/60 ................. 320 345,473
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 142 154,425
4.13%, 12/01/26 ................. 64 65,600
6.50%, 07/01/27
(b)
................ 464 519,680
4.50%, 01/15/29
(b)
................ 151 157,040
4.75%, 01/15/31
(b)
................ 137 144,877
EQT Corp.
3.13%, 05/15/26
(b)
................ 77 79,043
3.90%, 10/01/27 ................. 164 175,893
5.00%, 01/15/29 ................. 36 39,870
7.50%, 02/01/30
(c)
................ 172 221,020
3.63%, 05/15/31
(b)
................ 108 112,050
Galaxy Pipeline Assets Bidco Ltd., 2.63%,
03/31/36
(d)
.................... 1,527 1,490,257
Genesis Energy LP
6.50%, 10/01/25 ................. 12 11,850
7.75%, 02/01/28 ................. 60 60,450
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
.................... 69 72,450
Greenko Dutch BV, 3.85%, 03/29/26
(d)
.... 197 198,970
Greenko Mauritius Ltd., 6.25%, 02/21/23
(d)
. 200 203,250
Greenko Solar Mauritius Ltd.
(d)
5.55%, 01/29/25 ................. 850 867,000
5.95%, 07/29/26 ................. 1,015 1,079,706
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 51 54,570
Hess Corp., 5.80%, 04/01/47 .......... 3,200 4,088,149
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 104 103,220
Howard Midstream Energy Partners LLC,
6.75%, 01/15/27
(b)
............... 35 35,865
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26
(d)
. 456 475,380
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 295 306,431
India Green Energy Holdings, 5.38%,
04/29/24
(d)
.................... 680 702,100
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 206 203,940
Lukoil Securities BV, 3.88%, 05/06/30
(b)
... 600 615,120
Matador Resources Co., 5.88%, 09/15/26 .. 537 553,110
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(d)
650 671,970
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(d)
.................... 680 693,728
Mongolian Mining Corp.
9.25%, 04/15/24
(b)
................ 340 278,545
9.25%, 04/15/24
(d)
................ 6,467 5,298,090
Murphy Oil Corp.
5.75%, 08/15/25 ................. 135 138,764
6.37%, 12/01/42
(c)
................ 16 16,000
Neptune Energy Bondco plc
6.63%, 05/15/25
(b)
................ 3,350 3,421,187
6.63%, 05/15/25
(d)
................ 400 408,500
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 443 447,430
6.50%, 09/30/26 ................. 974 966,695
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
194 200,072
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 122 170,805
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
529 558,095

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
NuStar Logistics LP
5.75%, 10/01/25 ................. USD 43 $ 46,273
6.00%, 06/01/26 ................. 72 78,120
6.38%, 10/01/30 ................. 47 52,170
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 118 131,196
5.50%, 12/01/25 ................. 299 331,702
5.55%, 03/15/26 ................. 108 120,236
3.00%, 02/15/27 ................. 6 6,090
8.88%, 07/15/30 ................. 72 97,104
4.30%, 08/15/39 ................. 445 443,785
6.20%, 03/15/40 ................. 219 269,370
4.50%, 07/15/44 ................. 212 218,361
4.63%, 06/15/45 ................. 116 120,350
6.60%, 03/15/46 ................. 26 33,735
4.40%, 04/15/46 ................. 681 698,025
4.10%, 02/15/47 ................. 339 332,220
4.20%, 03/15/48 ................. 798 798,000
4.40%, 08/15/49 ................. 127 128,587
Parkland Corp., 5.88%, 07/15/27
(b)
...... 147 155,085
PDC Energy, Inc., 6.13%, 09/15/24 ...... 20 20,250
Raizen Fuels Finance SA, 5.30%, 01/20/27
(b)
1,200 1,304,850
Range Resources Corp.
4.88%, 05/15/25 ................. 101 104,282
9.25%, 02/01/26 ................. 25 26,945
Reliance Industries Ltd.
(d)
4.13%, 01/28/25 ................. 750 801,703
3.67%, 11/30/27 ................. 412 441,690
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(d)
.. 1,598 1,660,002
ReNew Power Synthetic
6.67%, 03/12/24
(b)
................ 200 207,850
6.67%, 03/12/24
(d)
................ 2,151 2,235,427
Repsol International Finance BV
(a)(d)
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(k)
..................... EUR 200 240,337
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(k)
..................... 2,311 2,844,848
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ............... 400 488,408
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 194 199,820
Rubis Terminal Infra SAS, 5.63%, 05/15/25
(d)
EUR 1,381 1,633,194
SM Energy Co.
10.00%, 01/15/25
(b)
............... USD 811 892,619
5.63%, 06/01/25 ................. 268 270,010
6.50%, 07/15/28 ................. 82 84,870
Southwestern Energy Co.
6.45%, 01/23/25
(c)
................ 18 19,782
5.38%, 02/01/29 ................. 378 399,735
4.75%, 02/01/32 ................. 158 166,391
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(b)
.................... 97 101,067
Sunoco LP
6.00%, 04/15/27 ................. 25 26,072
5.88%, 03/15/28 ................. 36 38,070
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
545 566,800
Targa Resources Partners LP
5.38%, 02/01/27 ................. 15 15,459
6.50%, 07/15/27 ................. 36 38,592
6.88%, 01/15/29 ................. 185 206,974
5.50%, 03/01/30 ................. 427 466,497
4.88%, 02/01/31 ................. 217 235,651
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 38 39,838
UGI International LLC, 2.50%, 12/01/29
(d)
.. EUR 888 997,592
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. USD 508 $ 527,050
4.13%, 08/15/31 ................. 618 655,080
3.88%, 11/01/33 ................. 1,151 1,209,218
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
487 528,395
Western Midstream Operating LP
4.75%, 08/15/28 ................. 249 275,145
5.45%, 04/01/44 ................. 337 402,715
5.30%, 03/01/48 ................. 154 185,571
5.50%, 08/15/48 ................. 87 103,923
6.50%, 02/01/50
(c)
................ 546 645,648
73,896,071
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 3.75%, 01/15/31 ... 1,275 1,293,966
Personal Products — 0.2%
Coty, Inc.
4.00%, 04/15/23
(d)
................ EUR 2,650 3,023,397
3.88%, 04/15/26
(d)
................ 2,120 2,460,657
4.75%, 04/15/26
(d)
................ 800 915,354
6.50%, 04/15/26
(b)
................ USD 100 103,125
4.75%, 01/15/29
(b)
................ 105 106,706
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
... 82 79,540
6,688,779
Pharmaceuticals — 1.4%
Almirall SA, 2.13%, 09/30/26
(d)
......... EUR 1,172 1,343,067
Bausch Health Cos., Inc.
(b)
7.00%, 01/15/28 ................. USD 127 126,365
4.88%, 06/01/28 ................. 51 52,020
5.00%, 02/15/29 ................. 690 608,925
7.25%, 05/30/29 ................. 152 150,480
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(b)
................ 56 58,184
2.38%, 03/01/28
(d)
................ EUR 710 806,646
3.13%, 02/15/29
(b)
................ USD 53 52,279
3.50%, 04/01/30
(b)
................ 324 323,081
Cheplapharm Arzneimittel GmbH
3.50%, 02/11/27
(d)
................ EUR 4,296 4,971,697
4.38%, 01/15/28
(d)
................ 1,687 2,001,401
5.50%, 01/15/28
(b)
................ USD 275 278,438
Elanco Animal Health, Inc., 5.90%, 08/28/28
(c)
28 32,480
Endo DAC, 9.50%, 07/31/27
(b)
......... 253 257,534
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
.................... 457 447,860
Gruenenthal GmbH
(d)
3.63%, 11/15/26 ................. EUR 2,587 3,022,172
4.13%, 05/15/28 ................. 1,784 2,092,817
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 376 389,325
Luye Pharma Group Ltd., 1.50%, 07/09/24
(d)(i)
1,500 1,508,002
Nidda BondCo GmbH
(d)
5.00%, 09/30/25 ................. EUR 1,400 1,581,946
7.25%, 09/30/25 ................. 300 346,720
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(d)
................ 5,602 6,352,548
Organon & Co.
2.88%, 04/30/28
(d)
................ 915 1,048,718
4.13%, 04/30/28
(b)
................ USD 886 900,397
5.13%, 04/30/31
(b)
................ 615 642,478
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 277 277,346
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
956 976,965
Rossini SARL, 6.75%, 10/30/25
(d)
....... EUR 1,467 1,730,533
Teva Pharmaceutical Finance Netherlands II
BV
6.00%, 01/31/25 ................. 2,761 3,377,778
4.50%, 03/01/25 ................. 3,589 4,233,686

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
3.75%, 05/09/27 ................. EUR 716 $ 810,479
1.63%, 10/15/28
(d)
................ 100 98,999
4.38%, 05/09/30 ................. 180 202,279
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 ............. USD 200 213,663
41,317,308
Professional Services — 0.3%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 150 152,063
ASGN, Inc., 4.63%, 05/15/28
(b)
......... 65 67,294
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 347 345,681
Dun & Bradstreet Corp. (The)
(b)
6.88%, 08/15/26 ................. 248 257,920
5.00%, 12/15/29 ................. 253 258,827
House of Finance NV (The), 4.38%, 07/15/26
(d)
EUR 1,500 1,727,389
Intertrust Group BV, 3.38%, 11/15/25
(d)
.... 1,000 1,158,424
KBR, Inc., 4.75%, 09/30/28
(b)
.......... USD 103 105,060
La Financiere Atalian SASU
(d)
5.13%, 05/15/25 ................. EUR 2,412 2,723,720
6.63%, 05/15/25 ................. GBP 1,000 1,338,350
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 124 127,100
8,261,828
Real Estate Management & Development — 4.4%
ADLER Group SA
(d)
3.25%, 08/05/25 ................. EUR 800 789,664
2.75%, 11/13/26 ................. 2,900 2,773,386
2.25%, 01/14/29 ................. 900 847,898
Aedas Homes Opco SLU, 4.00%, 08/15/26
(d)
529 618,829
Agile Group Holdings Ltd.
(d)
6.70%, 03/07/22 ................. USD 600 474,112
4.85%, 08/31/22 ................. 600 393,113
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.22%),
6.87%
(a)(k)
.................... 2,670 1,254,066
Alam Sutera Realty Tbk. PT, 8.00%, (8.00%
Cash or 6.25% PIK), 05/02/24
(j)
....... 184 154,940
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29
(d)
.. 929 991,301
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.38%
(a)(d)(k)
.............. EUR 2,800 3,290,256
Celulosa Arauco y Constitucion SA
(d)
4.25%, 04/30/29 ................. USD 920 978,822
5.15%, 01/29/50 ................. 962 1,093,554
Central China Real Estate Ltd.
(d)
6.88%, 08/08/22 ................. 200 150,000
7.25%, 04/24/23 ................. 1,800 1,246,500
7.65%, 08/27/23 ................. 776 510,220
7.90%, 11/07/23 ................. 1,741 1,140,355
7.25%, 08/13/24 ................. 498 308,604
CFLD Cayman Investment Ltd.
(d)(f)(m)
8.63%, 02/28/21 ................. 200 52,937
6.92%, 06/16/22 ................. 200 51,937
8.75%, 09/28/22 ................. 603 156,592
6.90%, 01/13/23 ................. 1,000 270,813
8.60%, 04/08/24 ................. 200 54,100
China Aoyuan Group Ltd.
(d)
8.50%, 01/23/22 ................. 200 41,937
5.38%, 09/13/22 ................. 200 39,938
7.95%, 02/19/23 ................. 1,016 198,120
6.35%, 02/08/24 ................. 4,494 876,330
7.95%, 06/21/24 ................. 521 98,827
5.98%, 08/18/25 ................. 2,252 427,176
6.20%, 03/24/26 ................. 1,129 214,736
China Evergrande Group
(d)(f)(m)
8.25%, 03/23/22 ................. 1,982 360,848
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
9.50%, 04/11/22 ................. USD 2,172 $ 333,674
11.50%, 01/22/23 ................ 2,333 349,658
10.00%, 04/11/23 ................ 3,681 552,840
12.00%, 01/22/24 ................ 1,270 189,944
China Overseas Finance Cayman VIII Ltd.,
2.75%, 03/02/30
(d)
............... 678 666,262
China Overseas Grand Oceans Finance IV
Cayman Ltd., 2.45%, 02/09/26
(d)
...... 550 533,775
China SCE Group Holdings Ltd.
(d)
5.88%, 03/10/22 ................. 600 573,000
7.25%, 04/19/23 ................. 1,150 1,012,000
7.38%, 04/09/24 ................. 2,142 1,812,775
5.95%, 09/29/24 ................. 1,290 1,067,475
7.00%, 05/02/25 ................. 1,835 1,481,762
CIFI Holdings Group Co. Ltd.
(d)
5.50%, 01/23/23 ................. 500 494,625
6.55%, 03/28/24 ................. 500 493,750
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(d)(k)
.............. EUR 1,700 1,923,090
Corp. Inmobiliaria Vesta SAB de CV, 3.63%,
05/13/31
(b)
.................... USD 1,300 1,276,681
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 95 101,650
DaFa Properties Group Ltd., 9.95%, 01/18/22
(d)
1,640 1,492,236
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(d)
............... EUR 2,700 3,020,033
Dexin China Holdings Co. Ltd.
(d)
11.88%, 04/23/22 ................ USD 332 260,164
9.95%, 12/03/22 ................. 1,408 987,624
DIC Asset AG, 2.25%, 09/22/26
(d)
....... EUR 1,500 1,618,093
Easy Tactic Ltd.
(d)
9.13%, 07/28/22 ................. USD 600 259,050
12.38%, 11/18/22 ................ 541 234,084
5.88%, 02/13/23 ................. 684 253,080
8.13%, 02/27/23 ................. 400 147,000
11.75%, 08/02/23 ................ 1,955 713,575
8.63%, 02/27/24 ................. 519 177,758
8.63%, 03/05/24 ................. 565 193,512
11.63%, 09/03/24 ................ 2,270 777,475
Elect Global Investments Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.89%), 4.10%
(a)(d)(k)
.......... 950 956,413
ESR Cayman Ltd., 1.50%, 09/30/25
(d)(i)
.... 700 725,200
Fantasia Holdings Group Co. Ltd.
(d)(f)(m)
15.00%, 12/18/21 ................ 200 46,938
11.75%, 04/17/22 ................ 5,280 1,214,400
7.95%, 07/05/22 ................. 750 172,500
12.25%, 10/18/22 ................ 755 173,650
10.88%, 01/09/23 ................ 1,192 274,160
11.88%, 06/01/23 ................ 1,265 290,555
9.25%, 07/28/23 ................. 1,619 371,864
9.88%, 10/19/23 ................. 3,164 726,731
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(d)
.... EUR 1,900 2,060,941
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 1,098 1,145,324
Forestar Group, Inc., 3.85%, 05/15/26
(b)
... 99 99,248
Global Prime Capital Pte. Ltd.
(d)
5.50%, 10/18/23 ................. 200 201,000
5.95%, 01/23/25 ................. 479 486,185
GLP Pte. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.74%),
4.50%
(a)(d)(k)
................... 2,100 2,036,081
Greenland Global Investment Ltd.
(d)
6.13%, 04/22/23 ................. 765 600,525
6.75%, 09/26/23 ................. 375 314,836

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Haimen Zhongnan Investment Development
International Co. Ltd.
(d)
12.00%, 06/08/22 ................ USD 799 $ 278,901
10.88%, 06/18/22 ................ 991 346,540
Heimstaden Bostad AB
(a)(d)(k)
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 825 930,678
(EUR Swap Annual 5 Year + 3.15%), 2.62% 475 509,697
(EUR Swap Annual 5 Year + 3.27%), 3.00% 1,550 1,681,347
Hong Seng Ltd., 9.88%, 08/27/22
(d)
...... USD 800 599,750
Hopson Development Holdings Ltd., 7.00%,
05/18/24
(d)
.................... 200 191,600
Howard Hughes Corp. (The)
(b)
4.13%, 02/01/29 ................. 218 220,910
4.38%, 02/01/31 ................. 336 339,360
JGC Ventures Pte. Ltd.
10.75%, 08/30/21
(d)(f)(m)
............. 1,792 953,225
0.00%, 06/30/25 ................. 2 1,032
Jingrui Holdings Ltd., 12.00%, 07/25/22
(d)
.. 1,030 568,418
Kaisa Group Holdings Ltd.
(d)(f)(m)
11.95%, 10/22/22 ................ 2,200 605,440
11.50%, 01/30/23 ................ 1,679 434,231
10.88%, 07/23/23 ................ 778 200,967
9.75%, 09/28/23 ................. 481 124,549
11.95%, 11/12/23 ................ 632 164,636
9.38%, 06/30/24 ................. 2,492 649,166
11.25%, 04/16/25 ................ 1,365 358,142
9.95%, 07/23/25 ................. 892 232,366
11.70%, 11/11/25 ................ 1,190 312,970
Kennedy-Wilson, Inc., 4.75%, 02/01/30 ... 150 152,056
KWG Group Holdings Ltd.
(d)
6.00%, 09/15/22 ................. 550 442,750
7.88%, 09/01/23 ................. 550 417,072
5.88%, 11/10/24 ................. 1,032 748,200
6.30%, 02/13/26 ................. 2,300 1,621,500
6.00%, 08/14/26 ................. 1,350 951,750
Logan Group Co. Ltd.
(d)
7.50%, 08/25/22 ................. 350 346,500
5.25%, 02/23/23 ................. 350 338,625
6.50%, 07/16/23 ................. 350 336,875
MAF Sukuk Ltd., 4.64%, 05/14/29
(d)
...... 894 992,787
Modern Land China Co. Ltd.
(d)(f)(m)
12.85%, 10/25/21 ................ 729 160,152
11.80%, 02/26/22 ................ 1,800 323,438
11.50%, 11/13/22 ................ 200 35,937
9.80%, 04/11/23 ................. 4,467 802,664
New Metro Global Ltd., 5.00%, 08/08/22
(d)
.. 300 282,000
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.12%
(a)(d)(k)
............. 2,000 1,965,000
NWD MTN Ltd., 4.13%, 07/18/29
(d)
...... 1,200 1,209,600
Powerlong Real Estate Holdings Ltd.
(d)
7.13%, 11/08/22 ................. 1,000 915,000
6.95%, 07/23/23 ................. 2,100 1,874,250
6.25%, 08/10/24 ................. 2,120 1,807,300
5.95%, 04/30/25 ................. 1,415 1,174,008
4.90%, 05/13/26 ................. 510 420,590
Radiance Capital Investments Ltd., 8.80%,
09/17/23
(d)
.................... 200 182,163
Realogy Group LLC
(b)
7.63%, 06/15/25 ................. 149 157,940
5.75%, 01/15/29 ................. 124 127,100
Redco Properties Group Ltd., 9.90%,
02/17/24
(d)
.................... 910 444,649
Redsun Properties Group Ltd.
(d)
9.95%, 04/11/22 ................. 2,400 1,356,000
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
10.50%, 10/03/22 ................ USD 200 $ 112,000
9.70%, 04/16/23 ................. 2,334 1,058,775
7.30%, 01/13/25 ................. 684 287,622
RKPF Overseas 2019 A Ltd.
(d)
7.88%, 02/01/23 ................. 550 545,875
6.70%, 09/30/24 ................. 550 530,750
Ronshine China Holdings Ltd.
(d)
5.50%, 02/01/22 ................. 1,350 1,006,847
10.50%, 03/01/22 ................ 200 126,537
8.95%, 01/22/23 ................. 840 315,000
8.10%, 06/09/23 ................. 1,165 419,400
7.35%, 12/15/23 ................. 2,082 780,750
6.75%, 08/05/24 ................. 1,695 610,200
7.10%, 01/25/25 ................. 1,310 491,250
Scenery Journey Ltd.
(d)(f)(m)
11.50%, 10/24/22 ................ 3,747 484,299
13.00%, 11/06/22 ................ 2,796 362,257
12.00%, 10/24/23 ................ 1,222 155,805
13.75%, 11/06/23 ................ 750 97,172
Seazen Group Ltd.
(d)
6.15%, 04/15/23 ................. 300 275,494
6.00%, 08/12/24 ................. 300 254,250
Shui On Development Holding Ltd.
(d)
5.75%, 11/12/23 ................. 700 685,781
6.15%, 08/24/24 ................. 1,233 1,208,340
5.50%, 03/03/25 ................. 1,155 1,108,439
5.50%, 06/29/26 ................. 1,210 1,137,022
Sinic Holdings Group Co. Ltd.
(d)(f)(m)
8.50%, 01/24/22 ................. 1,100 43,890
10.50%, 06/18/22 ................ 1,740 69,426
Sinochem Offshore Capital Co. Ltd., 2.38%,
09/23/31
(d)
.................... 1,800 1,740,960
Sino-Ocean Land Treasure IV Ltd.
(d)
3.25%, 05/05/26 ................. 1,235 1,130,025
4.75%, 08/05/29 ................. 1,060 946,050
Summit Properties Ltd., 2.00%, 01/31/25
(d)
. EUR 1,000 1,112,884
Sunac China Holdings Ltd.
(d)
7.25%, 06/14/22 ................. USD 200 147,938
7.95%, 10/11/23 ................. 483 309,120
7.50%, 02/01/24 ................. 750 472,500
5.95%, 04/26/24 ................. 1,120 711,200
6.65%, 08/03/24 ................. 1,838 1,176,320
6.50%, 01/10/25 ................. 482 303,509
7.00%, 07/09/25 ................. 2,545 1,602,555
Theta Capital Pte. Ltd.
(d)
8.13%, 01/22/25 ................. 200 210,438
6.75%, 10/31/26 ................. 200 200,500
Times China Holdings Ltd.
(d)
6.60%, 03/02/23 ................. 800 603,750
6.75%, 07/16/23 ................. 1,122 829,789
5.55%, 06/04/24 ................. 465 336,979
6.75%, 07/08/25 ................. 3,150 2,141,016
6.20%, 03/22/26 ................. 1,898 1,290,047
5.75%, 01/14/27 ................. 1,300 877,094
Unique Pub Finance Co. plc (The)
(d)
Series A4, 5.66%, 06/30/27 ......... GBP 53 79,027
Series N, 6.46%, 03/30/32
(c)
......... 300 487,153
Wanda Group Overseas Ltd.
(d)
7.50%, 07/24/22 ................. USD 1,180 1,103,300
8.88%, 03/21/23 ................. 1,690 1,482,975
Wanda Properties Overseas Ltd.
(d)
7.25%, 04/28/22 ................. 1,900 1,880,406
6.95%, 12/05/22 ................. 400 388,000
6.88%, 07/23/23 ................. 400 381,000
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
.... 229 198,799

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Yango Justice International Ltd.
10.25%, 09/15/22 ................ USD 683 $ 177,367
9.25%, 04/15/23
(d)
................ 754 191,968
8.25%, 11/25/23
(d)
................ 1,080 280,463
7.50%, 04/15/24
(d)
................ 1,687 449,501
7.88%, 09/04/24
(d)
................ 1,315 341,489
7.50%, 02/17/25
(d)
................ 1,275 318,750
Yanlord Land HK Co. Ltd.
(d)
6.75%, 04/23/23 ................. 700 706,781
6.80%, 02/27/24 ................. 983 990,373
Yuzhou Group Holdings Co. Ltd.
(d)
8.38%, 10/30/24 ................. 2,462 800,150
7.70%, 02/20/25 ................. 2,400 684,000
8.30%, 05/27/25 ................. 2,700 769,500
7.38%, 01/13/26 ................. 1,250 343,750
7.85%, 08/12/26 ................. 1,800 490,838
6.35%, 01/13/27 ................. 200 54,937
Zhenro Properties Group Ltd.
(d)
8.70%, 08/03/22 ................. 2,000 1,500,000
6.50%, 09/01/22 ................. 600 437,813
9.15%, 05/06/23 ................. 1,085 759,500
8.30%, 09/15/23 ................. 1,804 1,235,740
8.35%, 03/10/24 ................. 500 342,500
7.88%, 04/14/24 ................. 1,569 1,027,695
7.10%, 09/10/24 ................. 1,335 874,425
7.35%, 02/05/25 ................. 1,391 885,719
6.63%, 01/07/26 ................. 705 452,962
6.70%, 08/04/26 ................. 1,200 767,625
133,237,299
Road & Rail — 0.7%
Albion Financing 1 SARL
5.25%, 10/15/26
(d)
................ EUR 1,350 1,548,733
6.13%, 10/15/26
(b)
................ USD 218 220,180
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
100 105,482
Avis Budget Finance plc, 4.13%, 11/15/24
(d)
. EUR 500 574,231
BCP V Modular Services Finance II plc
(d)
4.75%, 11/30/28 ................. 2,100 2,408,781
6.13%, 11/30/28 ................. GBP 1,300 1,750,817
EC Finance plc, 3.00%, 10/15/26
(d)
...... EUR 4,190 4,877,647
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. USD 89 89,556
5.00%, 12/01/29 ................. 141 141,121
Loxam SAS
(d)
4.25%, 04/15/24 ................. EUR 1,100 1,260,177
3.25%, 01/14/25 ................. 500 570,446
3.75%, 07/15/26 ................. 1,200 1,386,693
5.75%, 07/15/27 ................. 800 938,124
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(d)(k)
.............. GBP 800 1,102,147
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 77 79,503
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(b)
............... 161 166,715
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................ 995 1,045,626
0.00%, 12/15/25
(i)(l)
............... 160 157,040
6.25%, 01/15/28
(b)
................ 587 630,144
4.50%, 08/15/29
(b)
................ 344 350,309
Union Pacific Corp., 3.75%, 02/05/70 ..... 175 198,249
19,601,721
Semiconductors & Semiconductor Equipment — 0.2%
ams AG
(d)(i)
0.00%, 03/05/25
(l)
................ EUR 2,200 2,227,920
2.13%, 11/03/27 ................. 900 993,810
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc., 3.75%, 02/15/51
(b)
...... USD 1,980 $ 2,070,097
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 156 160,290
3.63%, 05/01/29 ................. 92 92,230
KLA Corp., 3.30%, 03/01/50 .......... 560 598,339
Microchip Technology, Inc., 1.63%, 02/15/25
(i)
69 267,327
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
180 184,500
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 51 51,765
6,646,278
Software — 0.6%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 125 130,313
Boxer Parent Co., Inc.
6.50%, 10/02/25
(d)
................ EUR 2,000 2,386,883
7.13%, 10/02/25
(b)
................ USD 328 343,990
9.13%, 03/01/26
(b)
................ 299 311,708
Brunello Bidco SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)(d)
......... EUR 1,053 1,196,606
Camelot Finance SA, 4.50%, 11/01/26
(b)
... USD 99 102,465
Castle US Holding Corp., 9.50%, 02/15/28
(b)
217 226,222
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)(d)
......... EUR 1,080 1,231,995
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... USD 387 390,320
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 261 262,305
4.88%, 07/01/29 ................. 500 507,060
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 90 93,609
6.50%, 10/15/28 ................. 83 86,735
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 105 103,688
Elastic NV, 4.13%, 07/15/29
(b)
......... 207 204,802
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 269 276,513
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 200 196,500
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 251 251,628
NCR Corp.
(b)
5.00%, 10/01/28 ................. 128 131,840
5.13%, 04/15/29 ................. 204 211,181
6.13%, 09/01/29 ................. 29 30,990
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 190 196,015
Open Text Corp., 3.88%, 12/01/29
(b)
..... 110 111,375
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
102 105,060
Oracle Corp., 3.95%, 03/25/51 ......... 8,055 8,361,954
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 174 177,045
Rocket Software, Inc., 6.50%, 02/15/29
(b)
.. 163 159,023
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
767 801,515
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 663 686,205
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
220 218,108
19,493,653
Specialty Retail — 0.8%
Arko Corp., 5.13%, 11/15/29
(b)
......... 227 219,339
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 121 123,420
4.75%, 03/01/30 ................. 51 51,829
5.00%, 02/15/32
(b)
................ 114 118,298
Carvana Co.
(b)
5.50%, 04/15/27 ................. 208 205,920
4.88%, 09/01/29 ................. 107 101,918
China Grand Automotive Services Ltd., 8.63%,
04/08/22
(d)
.................... 1,660 1,078,481
Constellation Automotive Financing plc, 4.88%,
07/15/27
(d)
.................... GBP 2,116 2,817,427
Douglas GmbH, 6.00%, 04/08/26
(d)
...... EUR 2,400 2,724,203

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Dufry One BV
(d)
2.50%, 10/15/24 ................. EUR 500 $ 559,242
0.75%, 03/30/26
(i)
................ CHF 1,200 1,243,900
eG Global Finance plc
4.38%, 02/07/25
(d)
................ EUR 389 443,984
6.75%, 02/07/25
(b)
................ USD 1,498 1,516,725
6.25%, 10/30/25
(d)
................ EUR 3,468 4,047,026
8.50%, 10/30/25
(b)
................ USD 200 207,250
Goldstory SASU, 5.38%, 03/01/26
(d)
..... EUR 2,015 2,339,959
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 44 43,835
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 77 77,193
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
158 158,197
L Brands, Inc.
6.88%, 11/01/35 ................. 147 182,647
6.75%, 07/01/36 ................. 8 9,880
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 400 395,500
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 100 102,768
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 144 147,010
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 109 114,722
Penske Automotive Group, Inc., 3.75%,
06/15/29 ..................... 75 74,344
PetSmart, Inc.
(b)
4.75%, 02/15/28 ................. 574 589,068
7.75%, 02/15/29 ................. 764 829,895
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 176 184,460
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 370 371,387
6.13%, 07/01/29 ................. 199 202,805
6.00%, 12/01/29 ................. 279 280,395
Staples, Inc.
(b)
7.50%, 04/15/26 ................. 1,627 1,671,742
10.75%, 04/15/27 ................ 82 77,285
Tendam Brands SAU
(d)
5.00%, 09/15/24 ................. EUR 500 562,490
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
................... 300 338,988
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. USD 698 727,665
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
........... 102 104,295
25,045,492
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 79 79,101
Textiles, Apparel & Luxury Goods — 0.1%
BK LC Lux Finco1 SARL
5.25%, 04/30/29
(d)
................ EUR 855 1,005,532
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. USD 155 153,063
4.13%, 08/15/31 ................. 131 128,052
Delta Merlin Dunia Tekstil PT
Series A, 2.50%, 06/26/28
(c)
......... 300 56,962
Series B, 0.00%, 06/26/32
(l)
......... 300 14,734
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(d)(f)(i)(m)
............ EUR 1,100 1,102,360
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... USD 69 69,000
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 105 107,061
Prime Bloom Holdings Ltd., 6.95%, 07/05/22
(d)(f)
(m)
......................... 955 190,702
PVH Corp., 3.13%, 12/15/27
(d)
......... EUR 500 632,742
William Carter Co. (The)
(b)
5.50%, 05/15/25 ................. USD 34 35,275
5.63%, 03/15/27 ................. 44 45,485
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc., 4.00%, 08/15/29
(b)
USD 111 $ 107,922
3,648,890
Thrifts & Mortgage Finance — 0.3%
BPCE SA, Series NC5., (EUR Swap Annual 5
Year + 1.75%), 1.50%, 01/13/42
(a)(d)
.... EUR 1,000 1,129,494
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... USD 474 517,845
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 148 137,270
Jerrold Finco plc
(d)
4.88%, 01/15/26 ................. GBP 760 1,041,557
5.25%, 01/15/27 ................. 2,900 3,995,950
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 ................. USD 104 104,679
4.75%, 06/15/29 ................. 150 153,750
MGIC Investment Corp., 5.25%, 08/15/28 .. 157 164,850
Nationstar Mortgage Holdings, Inc., 5.75%,
11/15/31
(b)
.................... 71 70,645
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(d)(k)
.............. GBP 939 1,365,036
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. USD 241 239,193
8,920,269
Tobacco — 0.0%
Altria Group, Inc.
4.40%, 02/14/26 ................. 63 69,395
5.95%, 02/14/49 ................. 485 605,246
Imperial Brands Finance plc, 2.13%, 02/12/27
(d)
EUR 100 119,376
794,017
Trading Companies & Distributors — 0.1%
Air Lease Corp., 3.88%, 07/03/23 ....... USD 125 129,460
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
96 95,949
Fortress Transportation & Infrastructure
Investors LLC
(b)
9.75%, 08/01/27 ................. 59 66,080
5.50%, 05/01/28 ................. 254 258,851
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 54 53,055
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 28 27,790
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 148 153,920
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 499 511,999
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 11 11,908
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 266 281,960
7.25%, 06/15/28 ................. 349 382,591
1,973,563
Transportation Infrastructure — 0.7%
(d)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(k)
. EUR 2,900 3,363,371
ASTM SpA, 2.38%, 11/25/33 .......... 800 905,676
Atlantia SpA, 1.88%, 07/13/27 ......... 100 117,299
Autostrade per l'Italia SpA
2.00%, 12/04/28 ................. 882 1,038,572
2.00%, 01/15/30 ................. 7,747 9,088,086
DP World Crescent Ltd., 3.75%, 01/30/30 .. USD 1,242 1,309,922
Fraport AG Frankfurt Airport Services
Worldwide, 1.88%, 03/31/28 ......... EUR 1,000 1,171,198
Getlink SE, 3.50%, 10/30/25 .......... 3,025 3,545,904
20,540,028
Water Utilities — 0.1%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(d)
.................... GBP 2,197 3,032,761

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 1.7%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... USD 1,380 $ 1,450,725
Digicel International Finance Ltd., 8.75%,
05/25/24
(b)
.................... 200 205,662
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26
(d)
............... 367 396,658
Globe Telecom, Inc.
(d)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
4.20%
(a)(k)
.................... 675 691,875
3.00%, 07/23/35 ................. 370 338,272
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(j)
........ 714 559,564
Matterhorn Telecom SA, 4.00%, 11/15/27
(d)
. EUR 1,650 1,916,096
Oi Movel SA
8.75%, 07/30/26
(d)
................ USD 1,425 1,464,900
SoftBank Group Corp.
(d)
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(k)
......................... 2,731 2,707,104
2.13%, 07/06/24 ................. EUR 968 1,088,050
4.50%, 04/20/25 ................. 300 355,212
4.75%, 07/30/25 ................. 2,085 2,492,461
3.13%, 09/19/25 ................. 1,500 1,707,750
2.88%, 01/06/27 ................. 1,235 1,332,230
5.00%, 04/15/28 ................. 800 935,847
4.63%, 07/06/28 ................. USD 1,500 1,457,303
3.38%, 07/06/29 ................. EUR 797 843,868
4.00%, 09/19/29 ................. 1,719 1,893,476
5.25%, 07/06/31 ................. USD 1,500 1,498,125
Sprint Corp., 7.63%, 03/01/26 ......... 477 572,686
Telefonica Europe BV
(a)(d)(k)
(EUR Swap Annual 6 Year + 4.11%), 4.37% EUR 500 611,232
(EUR Swap Annual 8 Year + 2.97%), 3.88% 3,800 4,577,425
T-Mobile USA, Inc.
2.63%, 02/15/29 ................. USD 172 169,420
2.88%, 02/15/31 ................. 222 219,247
3.50%, 04/15/31
(b)
................ 719 748,033
3.40%, 10/15/52
(b)
................ 12,050 11,994,406
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(d)
................ GBP 1,400 1,855,009
4.50%, 07/15/31
(d)
................ 1,939 2,614,712
4.75%, 07/15/31
(b)
................ USD 562 569,025
Vodafone Group plc
(d)
2.50%, 05/24/39 ................. EUR 100 128,323
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)
.............. 1,768 2,212,625
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)
........ 800 917,631
50,524,952
Total Corporate Bonds — 45.1%
(Cost: $1,457,302,319) ........................... 1,358,189,950
Floating Rate Loan Interests — 31.3%
Aerospace & Defense — 0.9%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 ................. USD 6,984 6,991,005
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 ................. 1,421 1,421,899
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 4.22%
,
 10/30/26 .... 209 209,031
Cobham Ultra US Co., Term Loan, 11/17/28
(n)
451 449,169
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.72%
,
 04/06/26 ................. USD 2,727 $ 2,648,983
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.72%
,
 04/06/26 ................. 1,466 1,424,097
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 9,729 9,725,027
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 2,200 2,224,750
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 283 284,014
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.35%
,
 12/09/25 ..... 2,531 2,493,990
27,871,965
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................ 738 736,622
Airlines — 0.6%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28 ................. 3,877 4,010,601
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 .......... 4,159 4,142,305
American Airlines, Inc., Term Loan, 01/29/27
(n)
2,035 1,910,588
American Airlines, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.00%), 2.11%
,
 12/15/23 . 1,053 1,029,515
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ...... 2,074 2,007,514
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 5,136 5,143,173
18,243,696
Auto Components — 0.5%
(a)
Clarios Global LP, 1st Lien Term Loan
(EURIBOR 1 Month + 3.25%),
3.25%, 04/30/26 ............... EUR 1,000 1,131,384
(LIBOR USD 1 Month + 3.25%),
3.35%, 04/30/26 ............... USD 6,908 6,861,850
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 01/31/28 ..... 3,319 3,297,873
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
3.18%
,
 02/05/26 ................. 4,343 4,275,552
15,566,659
Automobiles — 0.1%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.35%
,
 01/01/38
(a)
.... 3,701 3,695,007
Building Products — 0.5%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 ................. 55 55,283
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 ................. 285 284,282
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 . 5,692 5,660,325

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Building Products (continued)
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/02/28
(e)
................ USD 743 $ 740,999
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 1,357 1,355,512
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 2.35%
,
 07/28/28 ..... 923 921,760
LSF10 XL Bidco SCA, Facility Term Loan
B4, (EURIBOR 3 Month + 4.00%),
4.00%
,
 04/12/28 ................. EUR 2,000 2,276,522
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 ................. USD 244 244,378
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ..... 4,688 4,683,656
16,222,717
Capital Markets — 0.3%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 07/24/26 ................. 1,482 1,480,220
BCP V Modular Services Holdings IV Ltd.,
Facility Term Loan B, (EURIBOR 6 Month +
4.50%), 4.50%
,
 12/13/28 ........... EUR 2,900 3,297,523
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 09/01/28 ................. USD 3,617 3,597,794
Focus Financial Partners LLC, Delayed Draw
Term Loan, (LIBOR USD 3 Month + 1.50%),
4.75%
,
 06/30/28 ................. 325 323,010
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 ................. 1,405 1,396,210
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.35%
,
 04/12/24
(e)
... 125 125,064
10,219,821
Chemicals — 1.0%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 3.00%
,
 03/18/28 .......... 4,831 4,818,648
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.25%
,
 09/30/28 ..... 1,511 1,507,487
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/24/27 ................. 311 310,656
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 08/27/26 ........... 2,133 2,142,993
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 ................. 396 390,067
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 06/09/28 ................. 2,402 2,397,631
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 01/31/26 2,336 2,325,212
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 ................. 366 362,847
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.00%),
4.75%
,
 07/03/28 ................. 884 882,358
Ineos Finance plc, Term Loan, 11/08/28
(n)
... EUR 2,500 2,842,095
Security
Par (000)
Par (000) Value
Chemicals (continued)
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 06/30/27 ................. USD 2,240 $ 2,224,297
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.72%
,
 01/01/38 ................. 1,452 1,438,697
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ........... 3,214 3,208,772
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.10%
,
 10/01/25 .... 57 57,073
Oxea Holding Vier GmbH, Term Loan B2,
(LIBOR USD 1 Month + 3.25%), 3.38% -
3.44%
,
 10/14/24 ................. 2,377 2,354,166
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 03/16/27 ................. 1,106 1,094,219
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 08/02/28 ................. 1,100 1,100,341
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 09/22/28 604 604,453
30,062,012
Commercial Services & Supplies — 1.0%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28 ................. 2,656 2,644,260
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
2.60%
,
 04/06/28 ................. 716 711,044
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 09/07/27 531 528,767
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
4.48% - 5.25%
,
 06/21/24 ........... 7,228 7,058,384
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 10/08/28 ..... 1,242 1,239,677
Covanta Holding Corp., Term Loan B,
11/30/28
(n)
..................... 1,416 1,417,132
Covanta Holding Corp., Term Loan C,
11/30/28
(n)
..................... 106 106,152
EnergySolutions LLC, Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 05/09/25 .... 201 200,212
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25 243 243,921
KAR Auction Services, Inc., Term Loan B6,
09/19/26
(e)(n)
.................... 714 701,223
LABL, Inc., Term Loan, (LIBOR USD 3 Month +
5.00%), 5.50%
,
 10/29/28 ........... 1,789 1,784,528
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ........... 2,342 2,338,581
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.47%),
4.47%
,
 07/30/25 ................. 2,074 1,998,516
Tempo Acquisition LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
3.75%, 11/02/26 ............... 6,717 6,722,906
(LIBOR USD 1 Month + 3.00%),
3.50%, 08/31/28 ............... 606 607,996
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 ................. 1,002 1,002,804

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Vericast Corp., Term Loan, (LIBOR USD 3
Month + 7.75%), 8.75%
,
 06/16/26 ..... USD 152 $ 137,300
Viad Corp., Term Loan, (LIBOR USD 3 Month +
5.00%), 5.50%
,
 07/30/28 ........... 1,212 1,208,387
30,651,790
Construction & Engineering — 0.3%
(a)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.11%
,
 01/21/28 ............ 1,617 1,609,708
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.25%
,
 06/02/28 .... 6,247 6,227,414
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 ................. 1,856 1,851,641
9,688,763
Construction Materials — 0.3%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.10%
,
 01/15/27 ........... 3,507 3,480,348
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... 499 498,635
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 ................. 2,012 1,996,076
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.00%
,
 09/22/28 2,217 2,218,117
TAMKO Building Products LLC, Term
Loan, (LIBOR USD 2 Month + 3.00%),
3.10%
,
 05/29/26 ................. 667 662,451
8,855,627
Containers & Packaging — 0.7%
(a)
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 ................. 8,622 8,632,907
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 1,609 1,604,847
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 04/03/24 ................. 4,907 4,836,651
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 02/05/26 259 257,134
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 07/31/26 2,015 2,005,385
Tosca Services LLC, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.25%
,
 08/18/27 .... 1,692 1,686,859
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(n)
............... 71 71,103
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
4.50%
,
 09/15/28 ................. 1,246 1,243,863
20,338,749
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.25%
,
 10/28/27
(a)
734 732,361
Diversified Consumer Services — 0.9%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 12/11/28 ................. 3,316 3,308,406
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 12/10/29 ................. 723 724,207
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.75%
,
 11/24/28 ................. USD 1,195 $ 1,192,013
KIWI VFS Sub II SARL, Facility Term Loan B1,
07/29/24
(n)
..................... EUR 3,000 4,003,557
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 12/22/25 ................. USD 4,661 4,424,030
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 5,377 5,662,381
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 746 734,816
SIRVA Worldwide, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
5.60%
,
 08/04/25
(e)
................ 333 301,016
Sotheby's, Term Loan, 01/15/27
(n)
........ 2,549 2,548,598
Verisure Holding AB, Facility Term Loan
B, (EURIBOR 6 Month + 3.25%),
3.25%
,
 03/27/28 ................. EUR 2,000 2,260,173
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 07/20/28 ................. USD 780 779,312
25,938,509
Diversified Financial Services — 3.0%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 1,369 1,371,621
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.60%
,
 07/31/26 ................. 3,686 3,695,564
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 03/10/28
(e)
1,076 1,075,576
APi Group DE, Inc., Term Loan, (LIBOR USD 3
Month + 0.00%), 2.85%
,
 12/18/28 ..... 945 943,649
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 2.44%
,
 10/30/26 .... 488 483,763
Belron Group SA, Term Loan
(EURIBOR 3 Month + 2.75%),
2.75%, 04/13/28 ............... EUR 2,000 2,262,769
(LIBOR USD 3 Month + 2.75%),
3.25%, 04/13/28 ............... USD 2,523 2,519,093
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 10/22/26 ................. 2,872 2,856,433
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 .... 9,979 9,973,810
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 ................. 7,962 7,965,561
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 5,326 5,328,152
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 184 184,747
Elvis UK HoldCo Ltd., Facility Term Loan
B, (EURIBOR 3 Month + 4.00%),
4.00%
,
 10/16/28 ................. GBP 2,700 3,087,414
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 ................. USD 5,909 5,917,868
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 07/11/25 ................. 1,301 1,295,170

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
INEOS Styrolution Group Gmbh, Term
Loan B, (EURIBOR 1 Month + 2.75%),
2.75%
,
 01/29/26 ................. EUR 3,000 $ 3,386,332
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(n)
..................... USD 4,586 4,540,674
Lealand Finance Co., BV, Term Loan,
06/28/24
(e)(n)
.................... 17 9,784
Lealand Finance Co., BV, Term Loan,
(LIBOR USD 1 Month + 1.00%), 1.10% -
4.09%
,
 06/30/25 ................. 114 49,487
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 . 631 630,532
Mercury Borrower, Inc., 1st Lien Term Loan,
08/02/28
(n)
..................... 4,393 4,369,937
Mercury Borrower, Inc., 2nd Lien Term Loan,
08/02/29
(n)
..................... 672 671,967
OLA Singapore PTE. Ltd., Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00%
,
 01/01/38
(e)
1,036 1,041,180
PECF USS Intermediate Holding III Corp., Term
Loan, 12/15/28
(n)
................. 2,006 2,006,222
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.00%
,
 09/25/26 .... 3,012 2,999,771
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 ................. 871 867,814
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 6 Month + 2.00%),
2.14%
,
 11/05/28 ................. 1,720 1,717,850
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.50%),
2.60%
,
 01/23/25 ................. 1,899 1,841,857
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 ................. 1,087 1,081,902
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 6.99%
,
 05/29/26 ........... 3,762 3,115,093
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
2.50%
,
 02/28/25 ................. 478 490,223
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/31/29 ................. 425 423,317
Veritas US, Inc., Term Loan B, 09/01/25
(n)
.. 7,327 7,320,117
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.10%
,
 02/28/27 ..... 2,178 2,166,390
White Cap Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/19/27 1,041 1,041,595
Winterfell Financing SARL, Facility Term
Loan B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 05/04/28 ................. EUR 1,000 1,124,656
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 04/30/28 ................. USD 1,161 1,147,258
91,005,148
Diversified Telecommunication Services — 1.3%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
2.87%, 07/15/25 ............... 660 651,303
(LIBOR USD 3 Month + 2.75%),
2.87%, 01/31/26 ............... 3,418 3,377,060
Altice France SA, Term Loan B13, (LIBOR USD
2 Month + 4.00%), 4.12%
,
 08/14/26 .... 5,562 5,528,723
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . USD 152 $ 152,079
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 ................. 601 599,798
Eircom Finco SARL, Facility Term Loan
B, (EURIBOR 1 Month + 3.00%),
3.00%
,
 05/15/26 ................. EUR 1,000 1,129,199
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 ................. USD 1,359 1,355,792
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 3.25%
,
 11/04/26 . 1,936 1,934,600
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 03/01/27 498 491,579
Lorca Holdco Ltd., Facility Term Loan
B2, (EURIBOR 3 Month + 3.75%),
3.75%
,
 09/17/27 ................. EUR 2,600 2,944,974
Lorca Holdco Ltd., Term Loan B2, (EURIBOR 6
Month + 4.25%), 4.25%
,
 09/17/27 ..... 1,000 1,138,500
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.25%), 5.00%
,
 09/01/28 USD 1,112 1,109,809
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 01/31/29 ................. 1,257 1,255,630
Virgin Media Ireland Ltd., Facility Term
Loan B1, (EURIBOR 6 Month + 3.50%),
3.50%
,
 07/15/29 ................. EUR 3,000 3,400,199
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 03/09/27 USD 13,124 12,937,895
38,007,140
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 01/15/25 ................. 222 219,639
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.85%
,
 12/13/25 ................. 396 373,310
592,949
Electrical Equipment — 0.4%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28 ................. 1,924 1,918,980
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.60%
,
 09/13/24 9,227 9,174,157
11,093,137
Electronic Equipment, Instruments & Components — 0.1%
II-VI, Inc., Term Loan B, 12/08/28
(a)(n)
...... 1,920 1,915,200
Entertainment — 0.6%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1, 04/22/26
(n)
................... 1,280 1,150,268
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 07/21/28
(e)
2,922 2,900,085
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 ................. 2,830 2,811,266
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 ................. 4,075 3,955,800
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.85%
,
 03/13/28 2,348 2,335,527

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Entertainment (continued)
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 05/30/25 ................. USD 36 $ 35,367
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.86%
,
 05/18/25 ..... 5,702 5,572,110
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.23%
,
 01/20/28 469 467,323
19,227,746
Equity Real Estate Investment Trusts (REITs) — 0.1%
(a)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.85%
,
 08/21/25 ................. 1,626 1,613,849
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 05/11/24 . 128 126,510
1,740,359
Food & Staples Retailing — 0.2%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.79%
,
 05/23/25 .... 113 112,560
H-Food Holdings LLC, Term Loan B2,
05/23/25
(n)
..................... 1,805 1,795,433
US Foods Holding Corp., Term Loan B,
11/22/28
(n)
..................... 870 869,006
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 09/13/26 ..... 2,194 2,167,702
4,944,701
Food Products — 0.9%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 11/19/26 ................. 633 623,073
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 10/01/25 ................. 1,609 1,583,058
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 2.60%
,
 10/10/26 .... 112 111,748
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.50%
,
 10/25/27 ..... 7,973 7,985,372
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.35%
,
 01/29/27 ................. 5,675 5,594,461
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 ................. 256 255,256
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 06/08/28 ................. 1,301 1,298,816
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 03/31/28 ................. 7,898 7,804,354
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 01/20/28 ................. 2,589 2,582,538
27,838,676
Health Care Equipment & Supplies — 0.4%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 11/03/28 . 3,067 3,063,166
CTC AcquiCo GmbH, Facility Term Loan
B1, (EURIBOR 3 Month + 2.50%),
2.50%
,
 03/07/25 ................. EUR 1,000 1,133,753
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28 ..... USD 660 659,276
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP, Term Loan
(EURIBOR 1 Month + 3.50%),
3.50%, 10/23/28 ............... EUR 1,000 $ 1,139,217
(LIBOR USD 1 Month + 3.25%),
3.75%, 10/23/28 ............... USD 4,341 4,339,435
10,334,847
Health Care Providers & Services — 1.2%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.63%
,
 07/24/26 ................. 3,370 3,351,669
CAB, Facility Term Loan B, (EURIBOR 6 Month
+ 3.00%), 3.00%
,
 02/09/28 .......... EUR 1,000 1,127,764
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 09/29/28 ................. USD 1,368 1,366,205
Electron Bidco, Inc., 1st Lien Term Loan,
11/01/28
(n)
..................... 2,940 2,930,057
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 10/10/25 2,871 2,301,906
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
3.97%, 02/18/27 ............... 2,027 2,013,942
(LIBOR USD 3 Month + 3.75%),
4.25%, 11/15/28 ............... 457 454,577
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.25%
,
 11/15/29
(e)
................ 513 512,736
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 4.72%
,
 03/05/26 976 900,719
Median BV, Facility Term Loan B1, 10/14/27
(n)
EUR 4,000 4,485,690
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, 11/01/28
(n)
................. USD 3,166 3,158,876
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
7.50%
,
 11/01/29 ................. 719 709,416
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 06/30/25 ................. 4,385 4,379,925
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 ................. 30 29,659
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27 ................. 1,865 1,864,225
WCG Purchaser Corp., 1st Lien Term Loan,
01/08/27
(n)
..................... 1,836 1,835,907
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 12/22/28 3,399 3,393,724
34,816,997
Health Care Technology — 0.5%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 02/11/26 ................. 212 212,182
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.85%
,
 10/10/25 .... 1,883 1,873,308
Polaris Newco LLC, 1st Lien Term Loan
(EURIBOR 3 Month + 4.00%),
4.00%, 06/02/28 ............... EUR 2,743 3,119,488
(LIBOR USD 3 Month + 4.00%),
4.50%, 06/02/28 ............... USD 6,359 6,353,044

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 08/27/25 USD 3,009 $ 3,005,599
14,563,621
Hotels, Restaurants & Leisure — 1.1%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 02/02/26 ................. 246 240,185
Aristocrat Leisure Ltd., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 10/19/24 267 267,853
Bally's Corp., Facility Term Loan B, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 10/02/28 1,538 1,537,354
Boyd Gaming Corp., Term Loan B, (LIBOR
USD 1 Month + 2.25%), 2.35%
,
 09/15/23 250 250,029
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.85%
,
 12/23/24 ................. 6,602 6,561,229
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 03/17/28 . 643 638,316
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.47%
,
 07/21/26 1,340 1,334,821
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 11/30/23 ................. 485 482,320
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 1 Month + 12.00%),
13.00%
,
 10/04/23
(e)
............... 58 62,189
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 3,730 3,703,868
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ..... 8,270 8,261,988
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 .... 782 780,403
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 3,174 3,150,733
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 98 95,587
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.85%
,
 08/14/24 ................. 849 845,363
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 ................. 2,028 2,009,204
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 08/03/28 .... 3,472 3,456,202
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 05/30/25 ................. 146 144,714
33,822,358
Household Durables — 0.3%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 05/17/28 4,826 4,753,364
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ............... 253 244,523
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.00%
,
 12/08/28 1,437 1,427,696
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 10/06/28 ................. 1,047 1,036,530
Security
Par (000)
Par (000) Value
Household Durables (continued)
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 3 Month + 3.25%),
4.00%
,
 10/30/27 ................. USD 508 $ 508,308
7,970,421
Household Products — 0.2%
(a)
Diamond (BC) BV, Term Loan B, (LIBOR USD 3
Month + 3.00%), 3.50%
,
 09/29/28 ..... 3,207 3,191,959
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.10%
,
 08/04/28 1,177 1,169,058
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 03/03/28 412 410,343
4,771,360
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 08/12/26 ..... —
(o)
407
ExGen Renewables IV LLC, Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.50%
,
 12/15/27 ................. 1,977 1,974,146
1,974,553
Industrial Conglomerates — 0.2%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.10%
,
 03/31/25 .... 4,389 4,346,571
Quimper AB, Facility Term Loan B1, (EURIBOR
3 Month + 3.25%), 3.25%
,
 02/16/26 .... EUR 1,000 1,127,115
5,473,686
Information Technology — 0.0%
Idemia Group S.A.S., Facility Term Loan
B3, (EURIBOR 3 Month + 4.50%),
4.50%
,
 01/10/26
(a)
................ 1,000 1,142,064
Insurance — 1.3%
(a)
Alliant Holdings Intermediate LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
3.35%, 05/09/25 ............... USD 3,641 3,601,502
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/05/27 ................. 6,254 6,242,067
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 .... 3,018 2,992,427
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
3.60%, 02/12/27 ............... 2,373 2,351,646
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ............... 278 277,582
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.35%
,
 01/31/28
(e)
2,320 2,325,495
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 5.35%
,
 01/20/29 1,768 1,759,531
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.23%
,
 11/03/23 ...... 686 683,883
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.35%
,
 12/23/26 ..... 3,345 3,319,418
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 2.75%), 2.87%
,
 04/25/25 .... 5,216 5,152,407
Hub International Ltd., Term Loan B3, (LIBOR
USD 2 Month + 3.25%), 4.00%
,
 04/25/25 2,390 2,387,310
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 3.35%
,
 02/15/27 ........... 331 325,415
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 759 757,988

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
3.35%, 12/31/25 ............... USD 598 $ 592,801
(LIBOR USD 1 Month + 3.75%),
3.85%, 09/03/26 ............... 1,648 1,645,001
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 215 214,916
USI, Inc., Term Loan
(LIBOR USD 3 Month + 3.00%),
3.22%, 05/16/24 ............... 4,339 4,302,459
(LIBOR USD 3 Month + 3.25%),
3.47%, 12/02/26 ............... 86 85,579
39,017,427
Interactive Media & Services — 0.7%
(a)
Adevinta ASA, Facility Term Loan B2,
06/26/28
(n)
..................... 3,018 3,017,933
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ..... 1,609 1,595,486
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 ................. 9,882 9,866,359
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ..... 6,287 6,294,923
20,774,701
Internet & Direct Marketing Retail — 0.2%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 11/08/27 ................. 3,692 3,691,435
Eagle Bidco Ltd., Facility Term Loan
B, (EURIBOR 3 Month + 3.25%),
3.25%
,
 03/20/28 ................. EUR 2,000 2,260,879
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 4.75%
,
 02/12/27 .......... USD 304 302,336
6,254,650
IT Services — 0.6%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 09/19/24 ................. 1,306 1,304,544
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 ................. 469 471,931
Camelot US Acquisition 1 Co., Term Loan,
10/30/26
(n)
..................... 1,684 1,670,989
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 528 539,442
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 2,138 2,135,166
FleetCor Technologies Operating Co. LLC,
Term Loan B4, 04/28/28
(n)
........... 2,732 2,696,984
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 08/10/27 ................. 1,878 1,861,529
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.97%
,
 04/01/28 561 561,960
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.60%
,
 02/12/27 ........... 4,092 3,993,881
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 04/16/25 ................. 233 229,840
Security
Par (000)
Par (000) Value
IT Services (continued)
Trader Interactive LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 07/28/28
(e)
USD 664 $ 660,680
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.85%
,
 11/16/26 .... 427 422,462
Venga Finance SARL, Term Loan, 12/04/28
(n)
764 747,496
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 02/11/28 ...... 493 494,506
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.35%
,
 03/31/28 .......... 812 806,791
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 02/02/26 243 243,304
18,841,505
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term
Loan, (LIBOR USD 1 Month + 4.50%),
4.50%
,
 12/01/28
(a)(e)
............... 871 869,911
Life Sciences Tools & Services — 0.6%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 2.75%
,
 11/08/27 . 2,469 2,466,245
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 ................. 1,896 1,896,491
eResearchTechnology, Inc., 1st Lien Term
Loan, 02/04/27
(n)
................. 5,525 5,539,188
ICON Luxembourg SARL, Term Loan
(LIBOR USD 3 Month + 2.25%),
2.75%, 07/03/28 ............... 4,295 4,292,962
Iqvia, Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 1.85%
,
 03/07/24 ..... 58 58,050
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 10/19/27 ................. 706 708,761
Phoenix Newco, Inc., 1st Lien Term Loan,
11/15/28
(n)
..................... 4,228 4,226,079
19,187,776
Machinery — 1.1%
(a)
Albion Financing 3 SARL, Term Loan,
07/31/26
(n)
..................... 2,222 2,221,871
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/13/28 797 796,338
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 2.47%
,
 05/18/24 .... 1,237 1,233,823
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 6 Month + 2.75%), 3.25%
,
 05/14/28 384 383,907
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 10/21/28 .... 1,451 1,448,039
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.25%
,
 03/31/27 .... 2,536 2,529,005
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.35%
,
 03/28/25 ................. 8,960 8,800,662
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 03/01/27 ................. 651 643,142
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ..... 7,809 7,796,652
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
4.00%
,
 07/30/27 ................. 801 801,213
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 03/02/27 .... 4,085 4,056,214

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Machinery (continued)
Wittur Holding GmbH, Facility 1st Lien Term
Loan B, (EURIBOR 6 Month + 4.50%),
4.50%
,
 10/02/26 ................. EUR 2,000 $ 2,215,817
Zephyr German BidCo GmbH, Facility Term
Loan B1, (EURIBOR 3 Month + 3.65%),
3.65%
,
 03/10/28 ................. 1,000 1,139,604
Zurn LLC, 1st Lien Term Loan B, (LIBOR USD
1 Month + 2.25%), 2.75%
,
 10/04/28 .... USD 186 185,942
34,252,229
Media — 1.2%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 03/03/25
(a)
................ 5,344 4,894,765
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(p)
................ 387 449,015
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/30/25
(a)
................ 1,061 1,057,795
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 08/21/26
(a)
................ 9,881 9,736,916
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.61%
,
 04/15/27
(a)
.... 2,706 2,668,729
DirectTV Financing LLC, Term Loan, (LIBOR
USD 3 Month + 5.00%), 5.75%
,
 08/02/27
(a)
4,467 4,468,334
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................ 976 973,873
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(a)
399 397,979
Intelsat Jackson Holdings SA, Term Loan,
07/13/22
(a)(n)
.................... 57 57,129
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................ 145 144,577
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................ 2,959 2,794,807
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.35%
,
 03/24/25
(a)
................ 780 772,218
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 12/17/26
(a)
................ 1,614 1,605,092
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(e)
.. 4,061 4,050,752
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 01/31/28
(a)
................ 603 597,150
Ziggo BV, Facility Term Loan H, (EURIBOR 6
Month + 3.00%), 3.00%
,
 01/31/29
(a)
.... EUR 1,000 1,121,206
35,790,337
Metals & Mining — 0.3%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.68%
,
 07/31/25 ................. USD 1,206 1,206,397
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 ................. 6,713 6,362,570
7,568,967
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ........... USD 244 $ 263,112
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.22%
,
 02/07/25 2,972 2,957,668
Freeport LNG investments LLLP, Term Loan,
12/21/28
(n)
..................... 215 212,935
3,433,715
Personal Products — 0.2%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26
(a)
................ 6,484 6,504,575
Pharmaceuticals — 0.5%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 ................. 2,170 2,145,179
Bausch Health Cos., Inc., Term Loan,
06/02/25
(n)
..................... 2,185 2,173,680
Chrome Bidco, Facility Term Loan
B, (EURIBOR 3 Month + 3.75%),
3.75%
,
 05/24/28 ................. EUR 2,583 2,937,448
Cidron Aida Finco SARL, Facility Term
Loan B, (EURIBOR 3 Month + 5.00%),
5.00%
,
 05/29/28 ................. 2,000 2,277,478
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 08/01/27 USD 385 379,237
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 11/15/27 ................. 255 251,624
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28 2,162 2,169,110
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 3.50%
,
 06/02/28 ..... 1,262 1,262,359
Precision Medicine Group LLC, Term Loan,
11/18/27
(n)
..................... 1,225 1,218,616
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 07/03/28
(e)
494 495,936
15,310,667
Professional Services — 0.6%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ..... 1,916 1,907,036
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 06/02/28 7,364 7,348,818
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 02/06/26 ................. 5,901 5,873,363
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 2.75%
,
 12/01/28 .... 3,744 3,731,832
18,861,049
Real Estate Management & Development — 0.1%
Foncia Management, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 03/27/28
(a)
................ EUR 3,000 3,385,888
Road & Rail — 0.2%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.60%
,
 02/25/27
(a)
USD 6,904 6,900,190
Semiconductors & Semiconductor Equipment — 0.2%
(a)
MKS Instruments, Inc., Term Loan
 10/20/28
(n)
..................... 4,980 5,195,468

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp., Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 09/19/26 ................. USD 223 $ 222,970
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 2.75%
,
 12/02/28 ..... 744 742,275
6,160,713
Software — 4.2%
(a)
Avast Software BV, Term Loan, (EURIBOR 3
Month + 2.00%), 2.00%
,
 03/22/28 ..... EUR 963 1,092,837
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25 ................. USD 4,739 4,750,985
Boxer Parent Co., Inc., Term Loan
(LIBOR USD 3 Month + 3.75%),
3.97%, 10/02/25 ............... 3,708 3,682,053
(EURIBOR 3 Month + 4.00%),
4.00%, 10/02/25 ............... EUR 1,488 1,693,300
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.00%
,
 09/21/28 ................. USD 2,142 2,138,659
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 10/08/28 6,955 6,928,919
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.50%
,
 10/08/29
(e)
1,687 1,682,783
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 4.00%
,
 09/29/28 ..... 1,444 1,439,105
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.25%
,
 10/16/28 ................. 1,518 1,512,034
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23 ..... 1,515 1,486,685
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.00%
,
 02/04/28 .......... 312 312,216
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27 ................. 9,012 9,037,842
Helios Software Holdings, Inc., Term Loan
(EURIBOR 3 Month + 3.75%),
3.75%, 03/11/28 ............... EUR 2,644 3,009,698
(LIBOR USD 3 Month + 3.75%),
3.97%, 03/11/28 ............... USD 1,624 1,611,479
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.88%
,
 10/27/28 ..... 8,081 8,044,959
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.25%
,
 10/30/28 909 904,455
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 07/27/28 ................. 8,767 8,736,869
Magenta Buyer LLC, 2nd Lien Term Loan,
07/27/29
(n)
..................... 3,501 3,468,796
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.85%
,
 09/30/24 ..... 1,172 1,172,279
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24 2,518 2,520,873
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.35%
,
 02/23/29 2,209 2,219,117
Misys Ltd., 1st Lien Term Loan, (EURIBOR 3
Month + 3.00%), 4.00%
,
 06/13/24 ..... EUR 989 1,124,067
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27 USD 1,339 1,340,772
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27 ................. 3,705 3,703,174
Security
Par (000)
Par (000) Value
Software (continued)
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 08/31/28 USD 4,363 $ 4,341,534
RealPage, Inc., 1st Lien Term Loan, 04/24/28
(n)
15,184 15,129,795
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 08/01/25 ................. 6,039 6,003,674
Sophia LP, 1st Lien Term Loan B , (LIBOR USD
3 Month + 3.50%), 3 . 72% - 4.25%
,
 10/07/27 7,182 7,176,200
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 04/16/25 ................. 189 186,540
TIBCO Software, Inc., 2nd Lien Term Loan,
03/03/28
(n)
..................... 3,769 3,776,733
UKG Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 05/04/26 ..... 7,655 7,609,660
UKG Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 5.75%
,
 05/03/27 ..... 2,449 2,453,971
UKG, Inc., 1st Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 3.85%
,
 05/04/26 ..... 4,948 4,929,758
125,221,821
Specialty Retail — 0.8%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.44%
,
 11/13/25 . 90 89,608
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 03/31/26
(e)
3,724 3,747,697
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28 ................. 913 907,294
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 05/04/28 ........... 4,730 4,730,315
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.35%
,
 08/31/26 ................. 2,350 2,342,990
Optiv, Inc., 1st Lien Term Loan, 02/01/24
(n)
.. 1,814 1,791,948
Peer Holding III BV, Facility Term Loan
B, (EURIBOR 3 Month + 3.25%),
3.25%
,
 01/16/27 ................. EUR 1,000 1,135,415
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ...... USD 8,193 8,198,028
Restoration Hardware, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.00%
,
 10/20/28 1,365 1,360,486
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 ................. 253 253,087
24,556,868
Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., 1st Lien Term
Loan, 07/23/26
(a)(e)(n)
............... 1,808 1,762,713
Trading Companies & Distributors — 0.4%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
2.35%
,
 05/19/28 ................. 1,427 1,418,188
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 2.60%
,
 07/27/28 ..... 8,004 7,947,021
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 229 217,736
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 744 638,214
10,221,159

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 09/22/28 ................. USD 673 $ 670,194
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 09/21/29 ................. 274 276,997
947,191
Wireless Telecommunication Services — 0.2%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 05/27/24 ................. 3,180 3,089,309
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/30/28 ................. 1,009 1,007,799
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 ................. 672 671,273
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 04/11/25 . 1,052 1,039,477
5,807,858
Total Floating Rate Loan Interests — 31.3%
(Cost: $944,003,146) ............................. 941,691,171
Foreign Agency Obligations — 1.2%
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.63%
,
08/01/27
(d)
..................... 1,163 1,236,632
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(d)(k)
.......................... 720 734,400
Colombia — 0.1%
Ecopetrol SA
6.88%, 04/29/30 ................. 1,284 1,434,228
5.88%, 05/28/45 ................. 190 181,367
1,615,595
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
......... EUR 1,300 1,498,491
France — 0.4%
Electricite de France SA
(a)(d)(k)
(BPSWS13 + 3.96%), 6.00% ........ GBP 1,300 1,910,495
(EUR Swap Annual 5 Year + 3.37%), 2.87% EUR 600 700,177
(EUR Swap Annual 5 Year + 3.20%), 3.00% 400 467,924
(EUR Swap Annual 5 Year + 4.00%), 3.38% 7,400 8,698,709
11,777,305
Greece — 0.1%
Public Power Corp. SA
(d)
3.88%, 03/30/26 ................. 803 938,991
3.38%, 07/31/28 ................. 770 879,976
1,818,967
India — 0.1%
(d)
Oil India Ltd., 5.13%
,
02/04/29 .......... USD 640 714,320
Power Finance Corp. Ltd., 3.95%
,
04/23/30 . 800 823,900
1,538,220
Security
Par (000)
Par (000) Value
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25
(d)
................ USD 819 $ 834,397
Pertamina Persero PT
(d)
4.30%, 05/20/23 ................. 569 589,733
4.18%, 01/21/50 ................. 200 206,038
1,630,168
Italy — 0.1%
Banca Monte dei Paschi di Siena SpA
(d)
2.63%, 04/28/25 ................. EUR 125 142,142
1.88%, 01/09/26 ................. 252 279,012
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.62%
(a)(d)(k)
.......... 1,925 2,103,970
2,525,124
Mexico — 0.0%
Petroleos Mexicanos
6.50%, 03/13/27 ................. USD 461 490,103
5.35%, 02/12/28 ................. 140 139,370
629,473
Pakistan — 0.1%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(d)
......... 2,325 2,248,711
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ 678 710,120
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 858 857,625
Empresa de Transmision Electrica SA, 5.13%
,
05/02/49
(d)
..................... 1,139 1,253,256
2,821,001
Peru — 0.0%
Petroleos del Peru SA
(d)
4.75%, 06/19/32 ................. 643 667,032
5.63%, 06/19/47 ................. 200 198,975
866,007
Qatar — 0.0%
Qatar Petroleum, 3.13%
,
07/12/41
(d)
...... 900 907,875
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
3.50%, 04/16/29
(d)
................ 1,181 1,260,348
3.50%, 11/24/70
(b)
................ 760 738,863
1,999,211
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 7.00%
,
06/25/24
(d)
.. 850 472,972
United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, 2.00%
,
04/29/28
(b)
..................... 455 448,858
Total Foreign Agency Obligations — 1.2%
(Cost: $35,489,921) .............................. 34,769,010
Foreign Government Obligations — 0.4%
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk. PT, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.47%), 4.30%
(a)(d)(k)
... 1,015 1,009,608
Mongolia — 0.1%
State of Mongolia, 5.13%
,
04/07/26
(d)
..... 1,339 1,370,801

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Oman — 0.0%
Oman Government Bond
(d)
4.75%, 06/15/26 ................. USD 797 $ 818,359
5.38%, 03/08/27 ................. 497 519,564
1,337,923
Pakistan — 0.2%
Islamic Republic of Pakistan
(d)
6.00%, 04/08/26 ................. 1,785 1,782,769
7.38%, 04/08/31 ................. 1,990 1,975,075
8.88%, 04/08/51 ................. 1,045 1,033,244
4,791,088
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
(d)
6.85%, 03/14/24 ................. 809 421,843
6.35%, 06/28/24 ................. 819 427,057
6.85%, 11/03/25 ................. 200 101,038
6.83%, 07/18/26 ................. 1,218 613,796
6.20%, 05/11/27 ................. 2,382 1,194,424
7.85%, 03/14/29 ................. 800 401,650
7.55%, 03/28/30 ................. 2,408 1,215,739
4,375,547
Total Foreign Government Obligations — 0.4%
(Cost: $15,174,079) .............................. 12,884,967
Shares
Shares
Investment Companies — 2.3%
Invesco Senior Loan ETF ............. 183,131 4,047,195
iShares 0-5 Year High Yield Corporate Bond
ETF
(q)
........................ 530,200 24,018,060
iShares Floating Rate Bond ETF
(q)
....... 308,079 15,628,848
VanEck J.P. Morgan EM Local Currency Bond
ETF .......................... 846,706 24,215,792
Western Midstream Partners LP ......... 3,216 71,620
Total Investment Companies — 2.3%
(Cost: $70,499,497) .............................. 67,981,515
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 0.7%
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (LIBOR USD
1 Month + 0.38%), 0.48%, 09/25/46
(a)
. 1,788 1,756,554
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 1,841 1,150,336
2,906,890
Commercial Mortgage-Backed Securities — 0.6%
BX Commercial Mortgage Trust, Series
2019-XL, Class G, (LIBOR USD 1 Month +
2.30%), 2.41%, 10/15/36
(a)(b)
......... 2,550 2,529,261
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class D, 2.79%, 04/10/49
(b)
. 1,000 899,624
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.18%, 10/10/36
(a)(b)
.... 1,000 951,574
CSAIL Commercial Mortgage Trust, Series
2019-C17, Class C, 3.93%, 09/15/52 ... 2,158 2,234,134
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, (LIBOR USD 1 Month + 0.00%),
3.53%, 10/10/34
(a)(b)
............... 990 1,000,504
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ...... 220 207,676
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 2.94%, 12/10/41
(a)(b)
..... USD 1,886 $ 1,744,704
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP5, Class D, 4.60%,
03/15/50
(a)(b)
.................... 384 382,870
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
.................. 310 305,273
Series 2015-C25, Class D, 3.07%, 10/15/48 650 618,312
USDC, Series 2018, Class E, 4.49%,
05/13/38
(a)(b)
.................... 2,000 1,663,229
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2019-3, Class M2, 3.28%, 10/25/49 2,631 2,622,742
Series 2019-3, Class M3, 3.38%, 10/25/49 785 773,889
Wells Fargo Commercial Mortgage Trust
(a)
Series 2015-C30, Class C, 4.50%, 09/15/58 1,000 1,054,565
Series 2016-NXS5, Class D, 4.98%,
01/15/59 .................... 108 111,604
17,099,961
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.13%, 08/15/57 .......... 25,493 1,700,005
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 8,700 266,279
1,966,284
Total Non-Agency Mortgage-Backed Securities — 0.7%
(Cost: $22,274,083) .............................. 21,973,135
Beneficial Interest
(000)
Other Interests — 0.0%
(r)
Capital Markets — 0.0%
Millennium Corp. Claim
(e)
.............. 811 —
Total Other Interests — 0.0%
(Cost: $0) .................................... —
Par (000)
Pa r (000)
Preferred Securities — 1.6%
Capital Trusts — 1.6%
Banks — 0.6%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(d)
.. EUR 2,000 2,527,470
Citigroup, Inc.
Series V, (SOFR + 3.23%), 4.70% ..... USD 10,975 11,086,945
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 4,190 4,221,425
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% .... 389 399,698
Series HH, (SOFR + 3.13%), 4.60% .... 180 184,725
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 520 534,300
18,954,563

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets — 0.4%
(a)(k)
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... USD 4,500 $ 4,590,000
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 718 725,180
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ...................... 340 352,750
Series V, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.95%),
4.12% ...................... 6,965 7,079,487
12,747,417
Consumer Finance — 0.3%
(a)(k)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 7,350 7,625,625
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 114 129,960
7,755,585
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(k)
........... 5,150 5,395,140
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(k)
..................... 169 171,178
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13%
(a)(k)
........... 2,070 2,101,050
Total Capital Trusts — 1.6%
(Cost: $46,973,290) .............................. 47,124,933
Shares
Shares
Preferred Stocks — 0.0%
Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15-12/15/15,
cost $53,170)
(g)
.................. 57,545 592
Total Preferred Stocks — 0.0%
(Cost: $56,330) ................................ 592
Total Preferred Securities — 1.6%
(Cost: $47,029,620) .............................. 47,125,525
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities — 0.1%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2018-DNA1,
Class B1, (LIBOR USD 1 Month + 3.15%),
3.25%, 07/25/30
(a)
................ USD 1,500 $ 1,518,770
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $1,500,000) .............................. 1,518,770
U.S. Treasury Obligations — 5.3%
U.S. Treasury Notes, 1.25%, 09/30/28 ..... 161,932 160,028,034
Total U.S. Treasury Obligations — 5.3%
(Cost: $160,401,560) ............................. 160,028,034
Shares
Shares
Warrants — 0.0%
Energy Equipment & Services — 0.0%
Afglobal UK Ltd. (Issued/exercisable 08/30/17,
1 share for 1 warrant, Expires 06/08/22,
Strike Price USD 1.00)
(f)
............ 897 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(f)
.... 495 6,138
Total Warrants — 0.0%
(Cost: $0) .................................... 6,138
Total Long-Term Investments — 97.0%
(Cost: $3,026,676,238) ........................... 2,919,155,867
Short-Term Securities — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(q)(s)
................. 100,578,278 100,578,278
Total Short-Term Securities — 3.3%
(Cost: $100,578,278) ............................. 100,578,278
Total Options Purchased — 0.0%
(Cost: $1,899,136) .............................. 601,129
Total Investments Before Options Written — 100.3%
(Cost: $3,129,153,652 ) ........................... 3,020,335,274
Total Options Written — (0.0)%
(Premium Received — $167,246) .................... (61,922)
Total Investments Net of Options Written — 100.3%
(Cost: $3,128,986,406 ) ........................... 3,020,273,352
Liabilities in Excess of Other Assets — (0.3)% ............ (9,930,491)
Net Assets — 100.0% .............................. $ 3,010,342,861
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Non-income producing security.

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $254,344, representing less than 0.05% of its net assets as of period end, and an original cost of $329,497.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
Convertible security.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Zero-coupon bond.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Rounds to less than 1,000.
(p)
Fixed rate.
(q)
Affiliate of the Fund.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 518,858,639 $ — $ (418,280,361) $ — $ — $ 100,578,278 100,578,278 $ 4,294 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF ...... 24,230,140 — — — (212,080) 24,018,060 530,200 373,449 —
iShares Floating Rate Bond ETF 15,662,737 — — — (33,889) 15,628,848 308,079 19,606 —
$ — $ (245,969) $ 140,225,186 $ 397,349 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 110 03/22/22 $ 17,593 $ 270,519
U.S. Treasury Ultra Bond .................................................... 33 03/22/22 6,472 (26,796)
U.S. Treasury 2 Year Note .................................................... 2,225 03/31/22 485,346 (542,250)
U.S. Treasury 5 Year Note .................................................... 2,292 03/31/22 277,063 (517,232)
(815,759)
Short Contracts
Euro- Bobl ............................................................... 46 03/08/22 6,978 47,452
Euro-Bund .............................................................. 48 03/08/22 9,365 135,623
U.S. Treasury 10 Year Note ................................................... 704 03/22/22 91,751 (943,975)
U.S. Treasury 10 Year Ultra Note ............................................... 26 03/22/22 3,799 (61,691)
Long Gilt ............................................................... 36 03/29/22 6,086 5,912
(816,679)
$ (1,632,438)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,820,000 USD 2,055,035 JPMorgan Chase Bank NA 01/12/22 $ 17,362
USD 40,632 GBP 30,000 Morgan Stanley & Co. International plc 01/12/22 26
USD 1,089,883 JPY 123,581,620 Morgan Stanley & Co. International plc 03/16/22 14,904
32,292
USD 3,356,512 CHF 3,100,000 Morgan Stanley & Co. International plc 01/12/22 (46,291)
USD 768,004 EUR 680,000 Bank of America NA 01/12/22 (6,298)
USD 4,882,699 EUR 4,330,000 Deutsche Bank AG 01/12/22 (47,781)
USD 622,186,154 EUR 551,300,000 Goldman Sachs International 01/12/22 (5,567,585)
USD 1,108,190 EUR 980,000 JPMorgan Chase Bank NA 01/12/22 (7,715)
USD 9,117,939 EUR 8,020,000 Morgan Stanley & Co. International plc 01/12/22 (14,268)
USD 135,915 EUR 120,000 UBS AG 01/12/22 (727)
USD 13,074,519 GBP 9,900,000 Bank of America NA 01/12/22 (325,394)
USD 13,266 GBP 10,000 Morgan Stanley & Co. International plc 01/12/22 (269)
USD 84,890,951 GBP 64,280,000 Standard Chartered Bank 01/12/22 (2,113,737)
USD 121,257 SEK 1,100,000 Morgan Stanley & Co. International plc 01/12/22 (484)
USD 732,501 SGD 1,000,000 UBS AG 03/16/22 (9,280)
(8,139,829)
$ (8,107,537)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Energy Select Sector SPDR Fund ................ 5,540 01/21/22 USD 62.00 USD 30,747 $ 38,780
Energy Select Sector SPDR Fund ................ 2,418 03/18/22 USD 65.00 USD 13,420 84,630
KraneShares CSI China Internet ETF .............. 3,291 05/20/22 USD 50.00 USD 12,009 373,529
496,939

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....................... 274 01/21/22 EUR 4,200.00 EUR 11,778 $ 104,190
$ 601,129
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ........................ 274 01/21/22 EUR 4,100.00 EUR 11,778 $ (61,922)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.37.V1 ..... 5.00 % Quarterly 12/20/26 BB+ USD 28,825 $ 2,700,890 $ 2,085,017 $ 615,873
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 30 $ (222) $ (906) $ 684
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 310 (8,579) 42,605 (51,184)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 170 22,404 18,135 4,269
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 470 (10,577) 43,575 (54,152)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 500 (11,252) 51,780 (63,032)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 180 19,295 8,320 10,975
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 160 17,151 13,308 3,843
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/26 BB- EUR 30 (528) 727 (1,255)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 BB- EUR 1,700 (29,933) 16,678 (46,611)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 BB- EUR 400 (7,043) 9,700 (16,743)
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- EUR 240 (4,226) (560) (3,666)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 1,050 (18,488) — (18,488)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 BB- EUR 410 (7,219) 1,919 (9,138)
Altice Finco SA ....... 5.00 Quarterly Barclays Bank plc 12/20/26 CCC+ EUR 1,220 61,163 56,242 4,921
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 190 14,724 14,219 505
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 970 96,690 87,170 9,520
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 957 73,583 77,148 (3,565)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 603 46,367 49,272 (2,905)

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
TK Elevator Holdco GmbH 5.00 % Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 605 $ 52,989 $ 22,790 $ 30,199
Telecom Italia SpA ..... 1.00 Quarterly
Credit Suisse
International 12/20/28 BB EUR 1,160 (173,274) (163,535) (9,739)
$ 133,025 $ 348,587 $ (215,562)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Glossary of Terms Used in this Report
Currency Abbreviation
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR S&P Depository Receipts

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 253,644,340 $ 3,107,645 $ 256,751,985
Common Stocks
Banks ............................................... — 5,003,824 — 5,003,824
Building Products ....................................... 10,820 — — 10,820
Capital Markets ........................................ — 1,073,567 — 1,073,567
Chemicals ............................................ 520,331 — — 520,331
Commercial Services & Supplies ............................. — — 160 160
Communications Equipment ................................ 58,589 — — 58,589
Construction & Engineering ................................ 19,817 — — 19,817
Diversified Telecommunication Services ........................ 703,819 — — 703,819
Electric Utilities ........................................ — 405,918 — 405,918
Electrical Equipment ..................................... 227,698 253,752 — 481,450
Equity Real Estate Investment Trusts (REITs) .................... 1,258,514 — — 1,258,514
Hotels, Restaurants & Leisure .............................. 106,386 — — 106,386
Life Sciences Tools & Services .............................. 596,783 — — 596,783
Machinery ............................................ — 141 — 141
Marine .............................................. — — — —
Media ............................................... 177,145 1,325,036 — 1,502,181
Metals & Mining ........................................ 292,237 — — 292,237
Oil, Gas & Consumable Fuels ............................... 2,863,810 — — 2,863,810
Professional Services .................................... — 278,892 — 278,892
Road & Rail ........................................... 113,211 — — 113,211
Semiconductors & Semiconductor Equipment .................... 131,889 — — 131,889
Software ............................................. 222,155 — — 222,155
Wireless Telecommunication Services ......................... 591,173 — — 591,173
Corporate Bonds
Aerospace & Defense .................................... — 9,973,606 — 9,973,606

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Level 1 Level 2 Level 3 Total
Airlines .............................................. $ — $ 32,519,136 $ — $ 32,519,136
Auto Components ...................................... — 25,204,546 — 25,204,546
Automobiles .......................................... — 25,644,117 — 25,644,117
Banks ............................................... — 150,053,710 — 150,053,710
Beverages ........................................... — 7,433,557 — 7,433,557
Biotechnology ......................................... — 10,752,289 — 10,752,289
Building Products ....................................... — 9,954,007 — 9,954,007
Capital Markets ........................................ — 42,410,327 108,642 42,518,969
Chemicals ............................................ — 34,843,227 13,440 34,856,667
Commercial Services & Supplies ............................. — 21,679,587 — 21,679,587
Communications Equipment ................................ — 4,146,951 — 4,146,951
Construction & Engineering ................................ — 7,768,517 — 7,768,517
Construction Materials .................................... — 1,772,788 — 1,772,788
Consumer Finance ...................................... — 15,921,601 — 15,921,601
Containers & Packaging .................................. — 18,805,324 — 18,805,324
Distributors ........................................... — 160,056 — 160,056
Diversified Consumer Services .............................. — 3,699,081 — 3,699,081
Diversified Financial Services ............................... — 20,425,580 — 20,425,580
Diversified Telecommunication Services ........................ — 87,125,596 — 87,125,596
Electric Utilities ........................................ — 34,672,959 — 34,672,959
Electrical Equipment ..................................... — 3,235,321 — 3,235,321
Electronic Equipment, Instruments & Components ................. — 2,586,692 — 2,586,692
Energy Equipment & Services .............................. — 7,146,053 — 7,146,053
Entertainment ......................................... — 7,799,179 — 7,799,179
Equity Real Estate Investment Trusts (REITs) .................... — 16,240,869 — 16,240,869
Food & Staples Retailing .................................. — 16,548,448 — 16,548,448
Food Products ......................................... — 17,018,260 — 17,018,260
Gas Utilities ........................................... — 160,789 — 160,789
Health Care Equipment & Supplies ........................... — 5,202,680 — 5,202,680
Health Care Providers & Services ............................ — 29,776,542 — 29,776,542
Health Care Technology .................................. — 386,167 — 386,167
Hotels, Restaurants & Leisure .............................. — 66,092,267 — 66,092,267
Household Durables ..................................... — 16,521,365 — 16,521,365
Household Products ..................................... — 804,893 — 804,893
Independent Power and Renewable Electricity Producers ............ — 4,007,124 — 4,007,124
Industrial Conglomerates .................................. — 2,427,295 — 2,427,295
Insurance ............................................ — 28,449,467 — 28,449,467
Interactive Media & Services ............................... — 935,130 — 935,130
Internet & Direct Marketing Retail ............................ — 11,273,056 — 11,273,056
IT Services ........................................... — 21,430,709 — 21,430,709
Leisure Products ....................................... — 650,283 — 650,283
Life Sciences Tools & Services .............................. — 697,165 — 697,165
Machinery ............................................ — 13,431,805 — 13,431,805
Marine .............................................. — 7,113,129 — 7,113,129
Media ............................................... — 52,851,917 — 52,851,917
Metals & Mining ........................................ — 28,381,686 — 28,381,686
Mortgage Real Estate Investment Trusts (REITs) .................. — 55,890 — 55,890
Multiline Retail ......................................... — 2,291,687 — 2,291,687
Multi-Utilities .......................................... — 4,589,462 — 4,589,462
Oil, Gas & Consumable Fuels ............................... — 73,896,071 — 73,896,071
Paper & Forest Products .................................. — 1,293,966 — 1,293,966
Personal Products ...................................... — 6,688,779 — 6,688,779
Pharmaceuticals ....................................... — 41,317,308 — 41,317,308
Professional Services .................................... — 8,261,828 — 8,261,828
Real Estate Management & Development ....................... — 133,237,299 — 133,237,299
Road & Rail ........................................... — 19,601,721 — 19,601,721
Semiconductors & Semiconductor Equipment .................... — 6,646,278 — 6,646,278
Software ............................................. — 19,493,653 — 19,493,653
Specialty Retail ........................................ — 25,045,492 — 25,045,492
Technology Hardware, Storage & Peripherals .................... — 79,101 — 79,101
Textiles, Apparel & Luxury Goods ............................ — 3,648,890 — 3,648,890
Thrifts & Mortgage Finance ................................ — 8,920,269 — 8,920,269
Tobacco ............................................. — 794,017 — 794,017
Trading Companies & Distributors ............................ — 1,973,563 — 1,973,563
Transportation Infrastructure ............................... — 20,540,028 — 20,540,028
Water Utilities ......................................... — 3,032,761 — 3,032,761

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Level 1 Level 2 Level 3 Total
Wireless Telecommunication Services ......................... $ — $ 50,524,952 $ — $ 50,524,952
Floating Rate Loan Interests
Aerospace & Defense .................................... — 27,871,965 — 27,871,965
Air Freight & Logistics .................................... — 736,622 — 736,622
Airlines .............................................. — 18,243,696 — 18,243,696
Auto Components ...................................... — 15,566,659 — 15,566,659
Automobiles .......................................... — 3,695,007 — 3,695,007
Building Products ....................................... — 15,481,718 740,999 16,222,717
Capital Markets ........................................ — 10,094,757 125,064 10,219,821
Chemicals ............................................ — 30,062,012 — 30,062,012
Commercial Services & Supplies ............................. — 29,950,567 701,223 30,651,790
Construction & Engineering ................................ — 9,688,763 — 9,688,763
Construction Materials .................................... — 8,855,627 — 8,855,627
Containers & Packaging .................................. — 20,338,749 — 20,338,749
Distributors ........................................... — 732,361 — 732,361
Diversified Consumer Services .............................. — 25,637,493 301,016 25,938,509
Diversified Financial Services ............................... — 88,878,608 2,126,540 91,005,148
Diversified Telecommunication Services ........................ — 38,007,140 — 38,007,140
Electric Utilities ........................................ — 592,949 — 592,949
Electrical Equipment ..................................... — 11,093,137 — 11,093,137
Electronic Equipment, Instruments & Components ................. — 1,915,200 — 1,915,200
Entertainment ......................................... — 16,327,661 2,900,085 19,227,746
Equity Real Estate Investment Trusts (REITs) .................... — 1,740,359 — 1,740,359
Food & Staples Retailing .................................. — 4,944,701 — 4,944,701
Food Products ......................................... — 27,838,676 — 27,838,676
Health Care Equipment & Supplies ........................... — 10,334,847 — 10,334,847
Health Care Providers & Services ............................ — 34,304,261 512,736 34,816,997
Health Care Technology .................................. — 14,563,621 — 14,563,621
Hotels, Restaurants & Leisure .............................. — 33,760,169 62,189 33,822,358
Household Durables ..................................... — 7,970,421 — 7,970,421
Household Products ..................................... — 4,771,360 — 4,771,360
Independent Power and Renewable Electricity Producers ............ — 1,974,553 — 1,974,553
Industrial Conglomerates .................................. — 5,473,686 — 5,473,686
Information Technology ................................... — 1,142,064 — 1,142,064
Insurance ............................................ — 36,691,932 2,325,495 39,017,427
Interactive Media & Services ............................... — 20,774,701 — 20,774,701
Internet & Direct Marketing Retail ............................ — 6,254,650 — 6,254,650
IT Services ........................................... — 18,180,825 660,680 18,841,505
Leisure Products ....................................... — — 869,911 869,911
Life Sciences Tools & Services .............................. — 19,187,776 — 19,187,776
Machinery ............................................ — 34,252,229 — 34,252,229
Media ............................................... — 31,739,585 4,050,752 35,790,337
Metals & Mining ........................................ — 7,568,967 — 7,568,967
Oil, Gas & Consumable Fuels ............................... — 3,433,715 — 3,433,715
Personal Products ...................................... — 6,504,575 — 6,504,575
Pharmaceuticals ....................................... — 14,814,731 495,936 15,310,667
Professional Services .................................... — 18,861,049 — 18,861,049
Real Estate Management & Development ....................... — 3,385,888 — 3,385,888
Road & Rail ........................................... — 6,900,190 — 6,900,190
Semiconductors & Semiconductor Equipment .................... — 6,160,713 — 6,160,713
Software ............................................. — 123,539,038 1,682,783 125,221,821
Specialty Retail ........................................ — 20,809,171 3,747,697 24,556,868
Technology Hardware, Storage & Peripherals .................... — — 1,762,713 1,762,713
Trading Companies & Distributors ............................ — 10,221,159 — 10,221,159
Transportation Infrastructure ............................... — 947,191 — 947,191
Wireless Telecommunication Services ......................... — 5,807,858 — 5,807,858
Foreign Agency Obligations ................................. — 34,769,010 — 34,769,010
Foreign Government Obligations .............................. — 12,884,967 — 12,884,967
Investment Companies .................................... 67,981,515 — — 67,981,515
Non-Agency Mortgage-Backed Securities ........................ — 21,973,135 — 21,973,135
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 47,124,933 — 47,124,933
U.S. Government Sponsored Agency Securities .................... — 1,518,770 — 1,518,770
U.S. Treasury Obligations ................................... — 160,028,034 — 160,028,034
Warrants .............................................. 6,138 — — 6,138
Short-Term Securities ....................................... 100,578,278 — — 100,578,278

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Level 1 Level 2 Level 3 Total
Options Purchased
Equity contracts .......................................... $ 601,129 $ — $ — $ 601,129
Unfunded Floating Rate Loan Interests
(a)
.............................. — 2,918 — 2,918
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (542) (371) (913)
$ 177,061,437 $ 2,816,979,915 $ 26,295,335 $ 3,020,336,687
Investments Valued at NAV
(b)
..................................... 592
$ —
$ 3,020,337,279
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 680,789 $ — $ 680,789
Foreign currency exchange contracts ............................ — 32,292 — 32,292
Interest rate contracts ....................................... 459,506 — — 459,506
Liabilities
Credit contracts ........................................... — (280,478) — (280,478)
Equity contracts ........................................... (61,922) — — (61,922)
Foreign currency exchange contracts ............................ — (8,139,829) — (8,139,829)
Interest rate contracts ....................................... (2,091,944) — — (2,091,944)
$ (1,694,360) $ (7,707,226) $ — $ (9,401,586)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.